UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

ANNUAL REPORT • December 31, 2009

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

Further Information	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Oracle Corp.	4.4%
Cisco Systems, Inc.	4.2%
Accenture Ltd., “A”	3.9%
MasterCard, Inc., “A”	3.8%
Google, Inc., “A”	3.5%
Procter & Gamble Co.	3.0%
Danaher Corp.	2.9%
PepsiCo, Inc.	2.8%
NIKE, Inc., “B”	2.6%
Medtronic, Inc.	2.4%

Equity sectors
Technology	21.7%
Health Care	20.7%
Consumer Staples	14.3%
Special Products & Services	14.0%
Financial Services	7.5%
Retailing	7.2%
Industrial Goods & Services	6.4%
Energy	2.6%
Leisure	2.2%
Basic Materials	2.0%

Percentages are based on net assets as of 12/31/09.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	67.0%
U.S. Treasury Securities	17.6%
Mortgage-Backed Securities	3.7%
U.S. Government Agencies	2.4%
Emerging Markets Bonds	1.7%
Commercial Mortgage-Backed Securities	1.5%
High Grade Corporates	0.8%

Credit quality of bonds (a)(r)
AAA	53.9%
AA	44.3%
A	0.5%
BBB	1.3%

Portfolio facts
Average Duration (d)(i)	6.2
Average Effective Maturity (i)(m)	7.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+

Country weightings (i)
United States	31.1%
Japan	21.5%
Italy	14.0%
Spain	5.7%
United Kingdom	5.5%
Germany	4.6%
Netherlands	3.8%
Ireland	3.3%
France	2.8%
Other Countries	7.7%

(a)	The average credit quality of rated securities is a market weighted average (using a linear scale) of debt securities that either have long-term public ratings or are U.S. Government-Related Securities. U.S. Government-Related Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. Government agencies or U.S. Government-sponsored entities. U.S. Government-Related Securities are assigned a “AAA” rating. Each long-term rated security is assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. All securities that do not have a long-term public rating (with the exception of U.S. Government-Related Securities) are excluded from the average credit quality calculation. Also excluded from the calculation are convertible bonds, inverse floaters, currencies, futures, options, swaps, cash, and cash-equivalents. Average ratings are converted to the S&P scale and are subject to change.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Percentages are based on the total market value of investments as of 12/31/09.

Percentages are based on net assets as of 12/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	65.2%
U.S. Treasury Securities	16.3%
U.S. Government Agencies	12.4%
Municipal Bonds	4.2%
Commercial Mortgage-Backed Securities	1.3%
High Grade Corporates	0.2%

Credit quality of bonds (a)(r)
AAA	95.8%
AA	3.8%
Not Rated	0.4%

Portfolio facts
Average Duration (d)(i)	3.9
Average Effective Maturity (i)(m)	5.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA

(a)	The average credit quality of rated securities is a market weighted average (using a linear scale) of debt securities that either have long-term public ratings or are U.S. Government-Related Securities. U.S. Government-Related Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. Government agencies or U.S. Government-sponsored entities. U.S. Government-Related Securities are assigned a “AAA” rating. Each long-term rated security is assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. All securities that do not have a long-term public rating (with the exception of U.S. Government-Related Securities) are excluded from the average credit quality calculation. Also excluded from the calculation are convertible bonds, inverse floaters, currencies, futures, options, swaps, cash, and cash-equivalents. Average ratings are converted to the S&P scale and are subject to change.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Percentages are based on the total market value of investments as of 12/31/09.

Percentages are based on net assets as of 12/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Energy-Independent	7.4%
Medical & Health Technology & Services	7.1%
Gaming & Lodging	6.4%
Utilities-Electric Power	5.7%
Broadcasting	5.0%

Credit quality of bonds (a)(r)
AAA	1.5%
AA	0.6%
BBB	2.4%
BB	25.7%
B	43.3%
CCC	19.0%
CC	2.5%
C	0.5%
D	1.1%
Not Rated	3.4%

Portfolio facts
Average Duration (d)(i)	3.8
Average Effective Maturity (i)(m)	5.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B

(a)	The average credit quality of rated securities is a market weighted average (using a linear scale) of debt securities that either have long-term public ratings or are U.S. Government-Related Securities. U.S. Government-Related Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. Government agencies or U.S. Government-sponsored entities. U.S. Government-Related Securities are assigned a “AAA” rating. Each long-term rated security is assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. All securities that do not have a long-term public rating (with the exception of U.S. Government-Related Securities) are excluded from the average credit quality calculation. Also excluded from the calculation are convertible bonds, inverse floaters, currencies, futures, options, swaps, cash, and cash-equivalents. Average ratings are converted to the S&P scale and are subject to change.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Percentages are based on the total market value of investments as of 12/31/09.

Percentages are based on net assets as of 12/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Credit Quality:
All short-term securities are rated A-1 or higher (a)

Maturity breakdown (u)
0 - 7 days	36.1%
8 - 29 days	17.5%
30 - 59 days	10.5%
60 - 89 days	13.6%
90 - 366 days	22.4%
Other Assets Less Liabilities	(0.1)%

(a)	Short-term debt securities’ credit quality is based on the short-term rating of its issuer. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which we trade the repurchase agreement. Each short-term rated security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, than that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; it not rated by S&P, then a Fitch rating is used. Ratings are converted to the S&P scale and are subject to change.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 12/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 years	2.8%
JPMorgan Chase & Co.	2.0%
Lockheed Martin Corp.	1.9%
AT&T, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Fannie Mae, 6.0%, 30 years	1.6%
Philip Morris International, Inc.	1.4%
Bank of New York Mellon Corp.	1.4%
Goldman Sachs Group, Inc.	1.4%
Fannie Mae, 5.0%, 30 years	1.3%

Equity sectors
Financial Services	12.1%
Energy	8.0%
Consumer Staples	6.9%
Utilities & Communications	6.7%
Health Care	6.2%
Industrial Goods & Services	5.7%
Retailing	3.7%
Technology	3.3%
Basic Materials	2.1%
Leisure	1.8%
Special Products & Services	1.4%
Autos & Housing	0.7%
Transportation	0.3%

Fixed income sectors (i)
Mortgage-Backed Securities	15.0%
High Grade Corporates	10.3%
U.S. Treasury Securities	9.7%
Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agencies	0.8%
Non-U.S. Government Bonds	0.7%
Emerging Markets Bonds	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds	0.3%
High Yield Corporates	0.3%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.

Percentages are based on net assets as of 12/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. During the early stages of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth — emerging markets — also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the first half of the reporting period, with the policy rate having been cut almost to 0%, the Fed continued to use its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. By the middle of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

Portfolio of Investments — December 31, 2009

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.6%
Aerospace - 2.5%
Precision Castparts Corp.	4,110	$453,538
United Technologies Corp.	40,840	2,834,704

		$3,288,242

Alcoholic Beverages - 1.5%
Companhia de Bebidas das Americas, ADR	7,810	$789,513
Diageo PLC	67,220	1,172,275

		$1,961,788

Apparel Manufacturers - 3.7%
LVMH Moet Hennessy Louis Vuitton S.A.	13,110	$1,473,061
NIKE, Inc., “B”	52,070	3,440,265

		$4,913,326

Biotechnology - 1.4%
Genzyme Corp. (a)	38,630	$1,893,256

Broadcasting - 0.9%
Grupo Televisa S.A., ADR	20,240	$420,182
Omnicom Group, Inc.	18,200	712,530

		$1,132,712

Brokerage & Asset Managers - 3.5%
Charles Schwab Corp.	136,000	$2,559,520
CME Group, Inc.	5,980	2,008,981

		$4,568,501

Business Services - 14.0%
Accenture Ltd., “A”	123,820	$5,138,530
Amdocs Ltd. (a)	18,460	526,664
Automatic Data Processing, Inc.	23,980	1,026,824
Dun & Bradstreet Corp.	37,110	3,130,971
Fidelity National Information Services, Inc.	40,130	940,647
MasterCard, Inc., “A”	19,560	5,006,969
Visa, Inc., “A”	7,340	641,956
Western Union Co.	112,700	2,124,395

		$18,536,956

Cable TV - 0.7%
DIRECTV Group, Inc., “A” (a)	26,830	$894,781

Chemicals - 0.9%
3M Co.	6,340	$524,128
Monsanto Co.	8,430	689,153

		$1,213,281

Computer Software - 4.4%
Oracle Corp.	239,550	$5,878,557

Computer Software - Systems - 5.7%
Apple, Inc. (a)	11,630	$2,452,302
EMC Corp. (a)	26,440	461,907
Hewlett-Packard Co.	52,070	2,682,126
International Business Machines Corp.	14,770	1,933,393

		$7,529,728

Consumer Products - 7.0%
Church & Dwight Co., Inc.	36,860	$2,228,187
Colgate-Palmolive Co.	37,170	3,053,516
Procter & Gamble Co.	65,000	3,940,950

		$9,222,653

Electrical Equipment - 3.9%
Danaher Corp.	50,490	$3,796,848
Rockwell Automation, Inc.	13,080	614,498
W.W. Grainger, Inc.	7,250	702,018

		$5,113,364

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - 3.4%
National Semiconductor Corp.	126,710	$1,946,266
Samsung Electronics Co. Ltd., GDR	3,725	1,284,405
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,316	1,284,895

		$4,515,566

Energy - Integrated - 1.5%
Chevron Corp.	14,810	$1,140,222
Exxon Mobil Corp.	6,900	470,511
Hess Corp.	6,780	410,190

		$2,020,923

Food & Beverages - 5.8%
Groupe Danone	23,430	$1,426,870
Mead Johnson Nutrition Co., “A”	31,200	1,363,440
Nestle S.A.	24,891	1,209,274
PepsiCo, Inc.	61,570	3,743,456

		$7,743,040

Food & Drug Stores - 1.7%
CVS Caremark Corp.	70,249	$2,262,720

Gaming & Lodging - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	22,900	$837,453

General Merchandise - 0.9%
Target Corp.	24,440	$1,182,163

Insurance - 0.8%
Verisk Analytics, Inc., “A” (a)	34,900	$1,056,772

Internet - 4.0%
eBay, Inc. (a)	28,410	$668,771
Google, Inc., “A” (a)	7,430	4,606,451

		$5,275,222

Major Banks - 3.2%
Bank of New York Mellon Corp.	59,774	$1,671,879
State Street Corp.	59,720	2,600,209

		$4,272,088

Medical & Health Technology & Services - 3.0%
Laboratory Corp. of America Holdings (a)	10,550	$789,562
Medco Health Solutions, Inc. (a)	15,420	985,492
Patterson Cos., Inc. (a)	53,380	1,493,572
VCA Antech, Inc. (a)	27,570	687,044

		$3,955,670

Medical Equipment - 11.8%
Becton, Dickinson & Co.	14,930	$1,177,380
DENTSPLY International, Inc.	77,810	2,736,578
Medtronic, Inc.	72,110	3,171,398
St. Jude Medical, Inc. (a)	50,410	1,854,080
Synthes, Inc.	9,820	1,286,109
Thermo Fisher Scientific, Inc. (a)	65,680	3,132,279
Waters Corp. (a)	35,630	2,207,635

		$15,565,459

Metals & Mining - 0.5%
BHP Billiton Ltd., ADR	9,480	$725,978

Network & Telecom - 4.2%
Cisco Systems, Inc. (a)	233,280	$5,584,723

Oil Services - 1.1%
Halliburton Co.	47,060	$1,416,035

Pharmaceuticals - 4.5%
Abbott Laboratories	42,640	$2,302,134
Allergan, Inc.	20,520	1,292,965
Johnson & Johnson	37,170	2,394,120

		$5,989,219

9-CAVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Chemicals - 0.6%
Praxair, Inc.	9,860	$791,857

Specialty Stores - 0.9%
Staples, Inc.	50,980	$1,253,598

Total Common Stocks (Identified Cost, $110,190,309)		$130,595,631

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	1,026,944	$1,026,944

Total Investments (Identified Cost, $111,217,253)		$131,622,575

OTHER ASSETS, LESS LIABILITIES - 0.6%		745,371

NET ASSETS - 100.0%		$132,367,946

See portfolio footnotes and notes to financial statements.

10-CAVA

Portfolio of Investments — December 31, 2009

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 93.3%
Foreign Bonds - 67.9%
Belgium - 2.0%
Kingdom of Belgium, 5.5%, 2017	EUR	95,000	$155,206

Brazil - 0.4%
Petrobras International Finance Co., 7.875%, 2019		$23,000	$26,515

Canada - 2.0%
Bayview Commercial Asset Trust, FRN, 0.895%, 2023 (z)	CAD	30,000	$20,981
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	57,401
Government of Canada, 4.5%, 2015	CAD	39,000	40,295
Government of Canada, 4.25%, 2018	CAD	20,000	20,178
Government of Canada, 5.75%, 2033	CAD	10,000	11,775

			$150,630

Finland - 1.4%
Republic of Finland, 3.875%, 2017	EUR	72,000	$107,224

France - 2.7%
Republic of France, 6%, 2025	EUR	77,000	$134,673
Republic of France, 4.75%, 2035	EUR	48,000	74,059

			$208,732

Germany - 4.4%
Federal Republic of Germany, 5%, 2011	EUR	31,000	$47,004
Federal Republic of Germany, 3.75%, 2013	EUR	51,000	77,412
Federal Republic of Germany, 6.25%, 2030	EUR	116,000	212,290

			$336,706

Ireland - 3.2%
Republic of Ireland, 4.6%, 2016	EUR	164,000	$242,419

Italy - 13.8%
Republic of Italy, 4.75%, 2013	EUR	407,000	$625,884
Republic of Italy, 5.25%, 2017	EUR	267,000	427,173

			$1,053,057

Japan - 21.3%
Government of Japan, 1.3%, 2014	JPY	11,000,000	$122,655
Government of Japan, 1.7%, 2017	JPY	80,550,000	917,737
Government of Japan, 2.1%, 2024	JPY	25,000,000	279,659
Government of Japan, 2.2%, 2027	JPY	20,000,000	221,900
Government of Japan, 2.4%, 2037	JPY	8,000,000	88,594

			$1,630,545

Mexico - 0.4%
Pemex Project Funding Master Trust, 5.75%, 2018		$27,000	$27,300

Netherlands - 3.7%
Kingdom of Netherlands, 3.75%, 2014	EUR	142,000	$214,614
Kingdom of Netherlands, 5.5%, 2028	EUR	42,000	70,016

			$284,630

Peru - 0.5%
Republic of Peru, 7.125%, 2019		$35,000	$40,250

Poland - 0.4%
Republic of Poland, 6.375%, 2019		$30,000	$32,630

Issuer	Shares/Par		Value ($)

BONDS - continued
Foreign Bonds - continued
Spain - 5.7%
Kingdom of Spain, 5%, 2012	EUR	200,000	$308,185
Kingdom of Spain, 4.6%, 2019	EUR	82,000	123,398

			$431,583

Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	250,000	$38,036

United Kingdom - 5.5%
United Kingdom Treasury, 8%, 2015	GBP	95,000	$193,135
United Kingdom Treasury, 8%, 2021	GBP	56,000	122,071
United Kingdom Treasury, 4.25%, 2036	GBP	66,000	103,069

			$418,275

Total Foreign Bonds			$5,183,738

U.S. Bonds - 25.4%
Asset Backed & Securitized - 1.2%
Commercial Mortgage Asset Trust, FRN, 0.85%, 2032 (i)(z)		$948,674	$25,850
Commercial Mortgage Pass-Through Certificates, FRN, 0.423%, 2017 (n)		59,000	55,147
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		1,410,425	10,633

			$91,630

Local Authorities - 0.8%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		$20,000	$22,284
University of California Rev. (Build America Bonds), 5.77%, 2043		15,000	14,552
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		25,000	25,163

			$61,999

Mortgage Backed - 3.6%
Fannie Mae, 4.77%, 2012		$37,965	$39,909
Fannie Mae, 5.371%, 2013		23,766	25,380
Fannie Mae, 4.78%, 2015		23,361	24,431
Fannie Mae, 5.5%, 2015		9,000	9,749
Fannie Mae, 5.09%, 2016		25,000	26,350
Fannie Mae, 5.424%, 2016		23,622	25,423
Fannie Mae, 5.161%, 2018		24,249	25,777
Fannie Mae, 5.1%, 2019		10,917	11,388
Fannie Mae, 5.18%, 2019		10,918	11,446
Fannie Mae, 6.16%, 2019		10,133	11,100
Freddie Mac, 5.085%, 2019		10,000	10,346
Freddie Mac, 5%, 2025 - 2028		56,491	58,249

			$279,548

U.S. Government Agencies and Equivalents - 2.4%
Aid-Egypt, 4.45%, 2015		$49,000	$51,407
Small Business Administration, 4.57%, 2025		33,339	34,408
Small Business Administration, 5.21%, 2026		90,495	94,836

			$180,651

U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds, 4.75%, 2017		$311,000	$337,459
U.S. Treasury Bonds, 8%, 2021		104,000	141,619
U.S. Treasury Bonds, 6.875%, 2025		70,000	88,845
U.S. Treasury Notes, 4.75%, 2012		318,000	341,279

11-WGVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.125%, 2015	165,000	$175,931
U.S. Treasury Notes, TIPS, 2%, 2016	230,906	243,841

		$1,328,974

Total U.S. Bonds		$1,942,802

Total Bonds (Identified Cost, $6,825,478)		$7,126,540

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 5.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	444,688	$444,688

Total Investments (Identified Cost, $7,270,166)		$7,571,228

OTHER ASSETS, LESS LIABILITIES - 0.9%		71,042

NET ASSETS - 100.0%		$7,642,270

Derivative Contracts at 12/31/09

Forward Foreign Currency Exchange Contracts at 12/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Credit Suisse Group	18,000	1/13/10	$16,301	$16,155	$146
BUY	BRL	HSBC Bank	10,000	1/05/10	5,743	5,744	1
BUY	CAD	Credit Suisse Group	16,286	1/13/10 - 3/10/10	15,423	15,572	149
SELL	DKK	UBS AG	20,000	1/29/10	3,990	3,852	138
SELL	EUR	JPMorgan Chase Bank	69,986	3/15/10	102,244	100,319	1,925
SELL	EUR	Goldman Sachs International	9,000	1/13/10	13,473	12,902	571
SELL	EUR	Credit Suisse Group	2,000	1/13/10	2,976	2,867	109
SELL	EUR	UBS AG	334,893	3/15/10	489,279	480,034	9,245
SELL	EUR	Barclays Bank PLC	72,075	1/13/10 - 3/15/10	105,061	103,313	1,748
BUY	GBP	Deutsche Bank AG	3,779	1/13/10	6,003	6,104	101
BUY	GBP	Barclays Bank PLC	3,779	1/13/10	6,003	6,104	101
BUY	GBP	UBS AG	7,665	3/15/10	12,342	12,375	33
SELL	GBP	Barclays Bank PLC	10,000	1/13/10	16,632	16,151	481
SELL	GBP	Goldman Sachs International	3,000	1/13/10	4,885	4,845	40
SELL	JPY	HSBC Bank	855,000	1/13/10	9,520	9,181	339
SELL	JPY	Citibank N.A.	2,443,000	1/13/10	27,005	26,232	773
SELL	JPY	Barclays Bank PLC	13,116,502	1/13/10	149,334	140,839	8,495
SELL	JPY	Merrill Lynch International Bank	2,096,011	1/13/10	23,117	22,506	611
SELL	MXN	Barclays Bank PLC	201,000	1/19/10	15,576	15,340	236
SELL	NOK	Barclays Bank PLC	206,000	1/25/10	35,780	35,549	231
SELL	NOK	UBS AG	135,000	1/13/10	23,829	23,309	520
BUY	PHP	JPMorgan Chase Bank	563,000	1/07/10	12,149	12,175	26
SELL	SEK	Goldman Sachs International	59,000	1/28/10	8,300	8,247	53

							$26,072

12-WGVA

Portfolio of Investments — continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Citibank N.A.	11,000	2/25/10	$10,087	$9,829	$(258)
BUY	AUD	UBS AG	54,965	2/25/10	50,417	49,116	(1,301)
BUY	BRL	HSBC Bank	11,000	1/05/10	6,323	6,318	(5)
BUY	BRL	Barclays Bank PLC	11,000	1/05/10	6,346	6,318	(28)
SELL	BRL	Barclays Bank PLC	11,000	1/05/10	6,317	6,318	(1)
SELL	BRL	HSBC Bank	21,000	1/05/10	11,949	12,062	(113)
BUY	CAD	Barclays Bank PLC	17,000	1/13/10	16,526	16,255	(271)
SELL	CAD	Barclays Bank PLC	22,000	1/13/10	20,756	21,036	(280)
SELL	CAD	UBS AG	12,717	3/10/10	12,050	12,160	(110)
BUY	DKK	UBS AG	283,472	1/29/10	56,301	54,594	(1,707)
BUY	EUR	JPMorgan Chase Bank	110,107	1/13/10	161,856	157,843	(4,013)
BUY	EUR	Citibank N.A.	11,000	1/13/10	16,385	15,769	(616)
BUY	EUR	Barclays Bank PLC	38,000	1/13/10	56,566	54,475	(2,091)
BUY	EUR	UBS AG	15,174	1/13/10	21,780	21,752	(28)
SELL	EUR	UBS AG	8,000	3/15/10	11,412	11,467	(55)
BUY	GBP	Barclays Bank PLC	30,889	1/13/10	51,540	49,890	(1,650)
BUY	GBP	Citibank N.A.	6,000	1/13/10	10,071	9,691	(380)
BUY	JPY	Goldman Sachs International	1,686,000	1/13/10	18,994	18,104	(890)
BUY	JPY	Barclays Bank PLC	5,674,000	1/13/10	63,911	60,925	(2,986)
BUY	JPY	HSBC Bank	4,908,000	1/13/10	54,699	52,700	(1,999)
BUY	JPY	JPMorgan Chase Bank	67,547,376	1/13/10	751,850	725,293	(26,557)
BUY	KRW	JPMorgan Chase Bank	18,169,000	2/11/10	15,605	15,585	(20)
BUY	MXN	Citibank N.A.	202,000	1/19/10	15,940	15,416	(524)
BUY	NOK	Citibank N.A.	341,903	1/25/10	61,104	59,002	(2,102)
BUY	SEK	Citibank N.A.	78,000	1/28/10	11,478	10,903	(575)
BUY	SEK	HSBC Bank	1,669	1/28/10	246	233	(12)

							$(48,572)

At December 31, 2009, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

13-WGVA

Portfolio of Investments — December 31, 2009

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 95.3%
Agency - Other - 4.8%
Financing Corp., 9.4%, 2018	$1,020,000	$1,366,000
Financing Corp., 10.35%, 2018	500,000	704,201
Financing Corp., STRIPS, 0%, 2017	1,220,000	861,088

		$2,931,289

Asset Backed & Securitized - 1.3%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$424,864	$362,608
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	249,825	217,560
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	242,098	237,280

		$817,448

Local Authorities - 0.2%
University of California Rev. (Build America Bonds), 5.77%, 2043	$125,000	$121,265

Mortgage Backed - 64.9%
Fannie Mae, 5.503%, 2011	$79,000	$83,827
Fannie Mae, 6.088%, 2011	124,000	130,545
Fannie Mae, 4.73%, 2012	89,043	93,682
Fannie Mae, 4.79%, 2012 - 2015	1,030,686	1,077,867
Fannie Mae, 4.791%, 2012	40,585	42,636
Fannie Mae, 4.542%, 2013	52,946	55,532
Fannie Mae, 4.845%, 2013	245,885	259,757
Fannie Mae, 5%, 2013 - 2039	3,723,050	3,859,957
Fannie Mae, 5.06%, 2013	98,971	103,634
Fannie Mae, 5.098%, 2013	125,817	133,952
Fannie Mae, 4.6%, 2014	207,634	217,397
Fannie Mae, 4.61%, 2014	360,168	377,398
Fannie Mae, 4.77%, 2014	100,268	105,566
Fannie Mae, 4.84%, 2014	716,058	754,335
Fannie Mae, 4.872%, 2014	455,733	479,610
Fannie Mae, 5.1%, 2014 - 2015	194,310	207,149
Fannie Mae, 4.5%, 2015 - 2028	1,850,347	1,922,186
Fannie Mae, 4.56%, 2015	153,374	159,183
Fannie Mae, 4.62%, 2015	170,885	178,118
Fannie Mae, 4.665%, 2015	103,580	107,988
Fannie Mae, 4.7%, 2015	119,053	124,289
Fannie Mae, 4.74%, 2015	95,959	100,267
Fannie Mae, 4.81%, 2015	121,711	127,814
Fannie Mae, 4.815%, 2015	117,000	122,580
Fannie Mae, 4.82%, 2015	239,088	251,104
Fannie Mae, 4.89%, 2015	83,928	88,271
Fannie Mae, 4.921%, 2015	296,590	312,569
Fannie Mae, 5.466%, 2015	198,675	213,981
Fannie Mae, 6.5%, 2016 - 2037	1,166,966	1,260,207
Fannie Mae, 5.5%, 2017 - 2037	8,262,529	8,687,315
Fannie Mae, 6%, 2017 - 2037	2,534,512	2,694,528
Fannie Mae, 4.874%, 2019	241,766	254,601
Fannie Mae, 4.88%, 2020	76,397	79,946
Fannie Mae, 7.5%, 2022 - 2031	119,723	135,040
Freddie Mac, 4.375%, 2015	223,362	229,135
Freddie Mac, 5%, 2016 - 2039	2,203,854	2,284,622
Freddie Mac, 5.085%, 2019	312,000	322,806
Freddie Mac, 6%, 2019 - 2038	2,871,389	3,059,833
Freddie Mac, 4.5%, 2022 - 2026	702,443	720,230
Freddie Mac, 5.5%, 2022 - 2036	4,509,098	4,719,961
Freddie Mac, 6.5%, 2032 - 2037	424,448	458,036
Ginnie Mae, 5.5%, 2033 - 2038	1,884,618	1,983,419
Ginnie Mae, 5.612%, 2058	579,813	619,130
Ginnie Mae, 6.36%, 2058	337,545	363,217

		$39,563,220

Issuer	Shares/Par	Value ($)

BONDS - continued
Municipals - 4.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$759,653
Harris County, TX, “C”, FSA, 5.25%, 2027	125,000	144,954
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	406,777
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	291,523
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	299,165
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	135,053
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	482,724

		$2,519,849

U.S. Government Agencies and Equivalents - 7.4%
Aid-Egypt, 4.45%, 2015	$473,000	$496,234
Empresa Energetica Cornito Ltd., 6.07%, 2010	482,000	490,180
Farmer Mac, 5.5%, 2011 (n)	690,000	728,596
Small Business Administration, 6.44%, 2021	304,856	328,607
Small Business Administration, 6.625%, 2021	387,427	419,196
Small Business Administration, 4.98%, 2023	182,837	189,570
Small Business Administration, 4.77%, 2024	400,576	416,614
Small Business Administration, 4.99%, 2024	192,497	200,796
Small Business Administration, 5.11%, 2025	242,972	253,916
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	531,889
U.S. Department of Housing & Urban Development, 6.59%, 2016	430,000	431,406

		$4,487,004

U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$25,592
U.S. Treasury Bonds, 7.5%, 2016	218,000	274,731
U.S. Treasury Bonds, 7.875%, 2021	63,000	84,676
U.S. Treasury Bonds, 6.25%, 2023	16,000	19,110
U.S. Treasury Bonds, 6.75%, 2026	396,000	499,641
U.S. Treasury Bonds, 5.25%, 2029	1,469,000	1,591,570
U.S. Treasury Bonds, 4.375%, 2038	41,000	39,360
U.S. Treasury Notes, 4.75%, 2010	450,000	452,355
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,168,903
U.S. Treasury Notes, 4.125%, 2012	53,000	56,660
U.S. Treasury Notes, 4%, 2014	211,000	225,622
U.S. Treasury Notes, 2.625%, 2016	201,000	194,766
U.S. Treasury Notes, 3.75%, 2018 (f)	2,002,000	2,001,844
U.S. Treasury Notes, 6.375%, 2027	326,000	398,128
U.S. Treasury Notes, TIPS, 1.625%, 2015	635,131	660,536

		$7,693,494

Total Bonds (Identified Cost, $55,932,869)		$58,133,569

14-GSVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 4.6%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	2,776,082	$2,776,082

Total Investments (Identified Cost, $58,708,951)		$60,909,651

OTHER ASSETS, LESS LIABILITIES - 0.1%		82,462

NET ASSETS - 100.0%		$60,992,113

Derivatives Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	2	$230,750	Mar-10	$9,884

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,058,891	Mar-10	$(40,282)
U.S. Treasury Note 10 yr (Long)	USD	3	346,359	Mar-10	(8,659)

					$(48,941)

At December 31, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements.

15-GSVA

Portfolio of Investments — December 31, 2009

High Yield Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 89.1%
Aerospace - 0.9%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$99,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		178,000	125,461
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		55,000	54,175
Triumph Group, Inc., 8%, 2017 (z)		30,000	30,263
Vought Aircraft Industries, Inc., 8%, 2011		75,000	73,969

			$382,868

Airlines - 1.8%
American Airlines Pass-Through Trust, 6.817%, 2011		$160,000	$153,600
AMR Corp., 7.858%, 2011		90,000	90,000
Continental Airlines, Inc., 7.339%, 2014		281,000	259,925
Continental Airlines, Inc., 6.9%, 2017		42,410	39,654
Continental Airlines, Inc., 6.748%, 2017		30,471	27,119
Delta Air Lines, Inc., 7.111%, 2011		120,000	121,050
Delta Air Lines, Inc., 7.711%, 2011		60,000	59,100

			$750,448

Apparel Manufacturers - 0.3%
Hanes Brand, Inc., 8%, 2016		$30,000	$30,563
Levi Strauss & Co., 9.75%, 2015		80,000	84,000

			$114,563

Asset Backed & Securitized - 2.7%
ARCap REIT, Inc., CDO, “H”, 6.08%, 2045 (z)		$165,567	$6,209
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		315,434	223,927
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		71,823	51,840
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		148,212	28,063
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		70,665	53,434
Crest Ltd., CDO, 7%, 2040		154,000	7,700
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	115,610
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		110,000	34,273
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		110,000	30,192
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		242,759	175,014
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		160,000	134,122
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		62,000	44,911
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		87,180	14,059
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		240,129	168,427
Wachovia Credit, CDO, FRN, 1.6%, 2026 (z)		250,000	10,000

			$1,097,781

Automotive - 3.2%
Accuride Corp., 8.5%, 2015 (d)		$75,000	$63,750
Allison Transmission, Inc., 11%, 2015 (n)		230,000	241,500
Allison Transmission, Inc., 11.25%, 2015 (n)(p)		90,100	94,155
FCE Bank PLC, 7.125%, 2012	EUR	200,000	280,976
Ford Motor Credit Co. LLC, 12%, 2015		$359,000	416,306

Issuer	Shares/Par		Value ($)

BONDS - continued
Automotive - continued
Goodyear Tire & Rubber Co., 9%, 2015		$195,000	$202,800
Goodyear Tire & Rubber Co., 10.5%, 2016		30,000	33,150

			$1,332,637

Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (z)		$20,000	$19,625

Broadcasting - 4.2%
Allbritton Communications Co., 7.75%, 2012		$188,000	$184,945
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		148,483	53,902
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		160,000	23,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016		235,000	251,450
Lamar Media Corp., 6.625%, 2015		120,000	116,400
Lamar Media Corp., “C”, 6.625%, 2015		115,000	110,400
LBI Media, Inc., 8.5%, 2017 (z)		100,000	83,000
LIN TV Corp., 6.5%, 2013		145,000	139,925
Local TV Finance LLC, 10%, 2015 (p)(z)		264,600	112,235
Newport Television LLC, 13%, 2017 (n)(p)		229,187	91,412
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		201,484	150,892
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	50,334
Salem Communications Corp., 9.625%, 2016 (n)		40,000	41,900
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	67,600
Univision Communications, Inc., 12%, 2014 (n)		65,000	71,581
Univision Communications, Inc., 10.5%, 2015 (n)(p)		226,012	190,726
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	280

			$1,740,782

Brokerage & Asset Managers - 0.8%
Janus Capital Group, Inc., 6.95%, 2017		$220,000	$207,362
Nuveen Investments, Inc., 10.5%, 2015		135,000	122,513

			$329,875

Building - 2.2%
Associated Materials, Inc., 11.25%, 2014		$120,000	$115,800
Building Materials Corp. of America, 7.75%, 2014		140,000	138,600
Cemex Finance Europe BV, 9.625%, 2017 (z)	EUR	75,000	111,387
Norcraft Cos., LP, 10.5%, 2015 (z)		$45,000	46,125
Nortek, Inc., 11%, 2013		210,933	220,425
Owens Corning, 9%, 2019		125,000	139,397
Ply Gem Industries, Inc., 11.75%, 2013		125,000	125,000
USG Corp., 9.75%, 2014 (n)		20,000	21,350

			$918,084

Business Services - 2.6%
First Data Corp., 9.875%, 2015		$310,000	$289,075
First Data Corp., 11.25%, 2016		190,000	162,450
Iron Mountain, Inc., 6.625%, 2016		145,000	142,100
Iron Mountain, Inc., 8.375%, 2021		70,000	72,275
SunGard Data Systems, Inc., 9.125%, 2013		120,000	123,000

16-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Business Services - continued
SunGard Data Systems, Inc., 10.25%, 2015	$196,000	$208,740
Terremark Worldwide, Inc., 12%, 2017 (n)	45,000	49,725

		$1,047,365

Cable TV - 3.7%
CCO Holdings LLC, 8.75%, 2013	$385,000	$395,106
Charter Communications, Inc., 8.375%, 2014 (n)	115,000	118,163
Charter Communications, Inc., 10.875%, 2014 (n)	135,000	151,200
CSC Holdings, Inc., 6.75%, 2012	37,000	38,203
CSC Holdings, Inc., 8.5%, 2014 (n)	190,000	202,350
DIRECTV Holdings LLC, 7.625%, 2016	120,000	131,100
Mediacom LLC, 9.125%, 2019 (n)	65,000	66,300
Videotron LTEE, 6.875%, 2014	85,000	85,425
Virgin Media Finance PLC, 9.125%, 2016	228,000	240,255
Virgin Media Finance PLC, 9.5%, 2016	100,000	107,375

		$1,535,477

Chemicals - 2.9%
Ashland, Inc., 9.125%, 2017 (n)	$245,000	$268,888
Hexion Specialty Chemicals, Inc., 9.75%, 2014	50,000	49,000
Huntsman International LLC, 5.5%, 2016 (n)	95,000	84,313
Innophos Holdings, Inc., 8.875%, 2014	205,000	208,075
Lumena Resources Corp., 12%, 2014 (n)	205,000	178,800
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	153,000	168,300
Momentive Performance Materials, Inc., 11.5%, 2016	85,000	75,225
Nalco Co., 8.875%, 2013	105,000	108,150
NOVA Chemicals Corp., 8.375%, 2016 (n)	55,000	55,825

		$1,196,576

Computer Software - Systems - 0.2%
DuPont Fabros Technology, Inc., 8.5%, 2017 (z)	$70,000	$71,138

Construction - 0.2%
Lennar Corp., 12.25%, 2017	$65,000	$78,325

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015 (n)	$15,000	$16,500
ACCO Brands Corp., 7.625%, 2015	60,000	55,800
Jarden Corp., 7.5%, 2017	150,000	149,625
Visant Holding Corp., 8.75%, 2013	95,000	97,613

		$319,538

Consumer Services - 1.9%
Corrections Corp. of America, 6.25%, 2013	$120,000	$120,600
KAR Holdings, Inc., 10%, 2015	115,000	123,050
KAR Holdings, Inc., FRN, 4.28%, 2014	85,000	79,263
Service Corp. International, 7.375%, 2014	110,000	110,550
Service Corp. International, 7%, 2017	190,000	184,300
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	172,400

		$790,163

Issuer	Shares/Par	Value ($)

BONDS - continued
Containers - 1.7%
Crown Americas LLC, 7.625%, 2013	$60,000	$61,950
Graham Packaging Holdings Co., 9.875%, 2014	220,000	224,400
Greif, Inc., 6.75%, 2017	165,000	161,700
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	97,613
Owens-Illinois, Inc., 7.375%, 2016	60,000	61,950
Reynolds Group, 7.75%, 2016 (n)	100,000	102,250

		$709,863

Defense Electronics - 0.4%
L-3 Communications Corp., 6.125%, 2014	$145,000	$145,906

Electronics - 1.1%
Avago Technologies Ltd., 11.875%, 2015	$115,000	$126,644
Flextronics International Ltd., 6.25%, 2014	49,000	48,265
Freescale Semiconductor, Inc., 8.875%, 2014	160,000	146,800
Jabil Circuit, Inc., 7.75%, 2016	120,000	126,000

		$447,709

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.943%, 2012	$57,263	$52,374

Energy - Independent - 7.3%
Chaparral Energy, Inc., 8.875%, 2017	$170,000	$150,025
Chesapeake Energy Corp., 7%, 2014	87,000	88,088
Chesapeake Energy Corp., 9.5%, 2015	50,000	54,875
Chesapeake Energy Corp., 6.375%, 2015	210,000	205,800
Forest Oil Corp., 8.5%, 2014 (n)	30,000	31,350
Forest Oil Corp., 7.25%, 2019	120,000	118,500
Hilcorp Energy I LP, 9%, 2016 (n)	225,000	228,375
Mariner Energy, Inc., 8%, 2017	130,000	124,800
McMoRan Exploration Co., 11.875%, 2014	75,000	76,875
Newfield Exploration Co., 6.625%, 2014	125,000	126,250
OPTI Canada, Inc., 8.25%, 2014	145,000	119,444
Penn Virginia Corp., 10.375%, 2016	225,000	245,250
Petrohawk Energy Corp., 10.5%, 2014	65,000	71,013
Pioneer Natural Resource Co., 6.875%, 2018	130,000	128,625
Pioneer Natural Resource Co., 7.5%, 2020	85,000	85,039
Plains Exploration & Production Co., 7%, 2017	290,000	284,925
Quicksilver Resources, Inc., 8.25%, 2015	205,000	210,125
Range Resources Corp., 8%, 2019	185,000	197,950
SandRidge Energy, Inc., 9.875%, 2016 (n)	45,000	47,363
SandRidge Energy, Inc., 8%, 2018 (n)	260,000	255,450
Southwestern Energy Co., 7.5%, 2018	130,000	137,800
Swift Energy Co., 8.875%, 2020	20,000	20,500

		$3,008,422

Entertainment - 0.9%
AMC Entertainment, Inc., 11%, 2016	$150,000	$156,750
AMC Entertainment, Inc., 8.75%, 2019	120,000	122,400
Cinemark USA, Inc., 8.625%, 2019 (n)	95,000	98,800

		$377,950

17-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Financial Institutions - 2.5%
CIT Group, Inc., 7%, 2017		$80,000	$69,400
GMAC LLC, 6.875%, 2011 (n)		351,000	345,735
GMAC LLC, 7%, 2012 (n)		90,000	88,650
GMAC LLC, 6.75%, 2014 (n)		285,000	270,750
GMAC LLC, 8%, 2031 (n)		35,000	31,500
International Lease Finance Corp., 5.625%, 2013		275,000	215,713

			$1,021,748

Food & Beverages - 2.2%
ARAMARK Corp., 8.5%, 2015		$115,000	$118,450
B&G Foods, Inc., 8%, 2011		175,000	178,063
Dean Foods Co., 7%, 2016		155,000	151,900
Del Monte Foods Co., 6.75%, 2015		185,000	188,700
Michael Foods, Inc., 8%, 2013		175,000	179,156
Pinnacle Foods Finance LLC, 9.25%, 2015		95,000	96,425

			$912,694

Forest & Paper Products - 1.9%
Buckeye Technologies, Inc., 8.5%, 2013		$149,000	$152,166
Cascades, Inc., 7.75%, 2017 (z)		40,000	40,400
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	65,813
Georgia-Pacific Corp., 8%, 2024		75,000	76,500
Graphic Packaging International Corp., 9.5%, 2013		120,000	123,900
Jefferson Smurfit Corp., 8.25%, 2012 (d)		50,000	44,000
JSG Funding PLC, 7.75%, 2015		35,000	33,644
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	178,850
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	70,544

			$785,817

Gaming & Lodging - 5.6%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$65,000	$67,438
Boyd Gaming Corp., 6.75%, 2014		210,000	189,263
Firekeepers Development Authority, 13.875%, 2015 (n)		75,000	85,125
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	1,800
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		100,000	104,625
Harrah’s Operating Co., Inc., 10%, 2018 (n)		308,000	247,170
Harrah’s Operating Co., Inc., 10%, 2018 (n)		55,000	44,138
Host Hotels & Resorts, Inc., 7.125%, 2013		70,000	71,138
Host Hotels & Resorts, Inc., 6.75%, 2016		175,000	174,125
Host Hotels & Resorts, Inc., 9%, 2017 (n)		30,000	32,438
MGM Mirage, 6.75%, 2013		5,000	4,313
MGM Mirage, 10.375%, 2014 (n)		20,000	21,700
MGM Mirage, 7.5%, 2016		225,000	175,500
MGM Mirage, 11.125%, 2017 (n)		60,000	66,450
MGM Mirage, 11.375%, 2018 (n)		125,000	111,875
Penn National Gaming, Inc., 8.75%, 2019 (n)		125,000	127,813

Issuer	Shares/Par	Value ($)

BONDS - continued
Gaming & Lodging - continued
Pinnacle Entertainment, Inc., 7.5%, 2015	$310,000	$285,200
Royal Caribbean Cruises Ltd., 7%, 2013	105,000	104,738
Royal Caribbean Cruises Ltd., 11.875%, 2015	90,000	104,063
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	65,163
Station Casinos, Inc., 6%, 2012 (d)	200,000	30,250
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	1,650
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	1,900
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	10,938
Wyndham Worldwide Corp., 6%, 2016	175,000	163,029

		$2,291,842

Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016 (z)	$85,000	$87,231
Aquilex Corp., 11.125%, 2016 (z)	30,000	29,925
Baldor Electric Co., 8.625%, 2017	160,000	163,600
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	99,500
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	80,000	81,000

		$461,256

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$160,000	$118,191

Insurance - Property & Casualty - 0.7%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$150,000	$159,000
USI Holdings Corp., 9.75%, 2015 (z)	160,000	145,800

		$304,800

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014	$130,000	$131,950
Rental Service Corp., 9.5%, 2014	160,000	160,200

		$292,150

Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$290,000	$279,195
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	305,000	314,595

		$593,790

Medical & Health Technology & Services - 7.0%
Biomet, Inc., 10%, 2017	$170,000	$184,663
Community Health Systems, Inc., 8.875%, 2015	340,000	351,900
Cooper Cos., Inc., 7.125%, 2015	130,000	126,425
DaVita, Inc., 6.625%, 2013	74,000	74,185
DaVita, Inc., 7.25%, 2015	105,000	105,263
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	137,500
HCA, Inc., 6.375%, 2015	275,000	259,531
HCA, Inc., 9.25%, 2016	485,000	520,769
HCA, Inc., 8.5%, 2019 (n)	105,000	113,138
HealthSouth Corp., 8.125%, 2020	120,000	118,200
Psychiatric Solutions, Inc., 7.75%, 2015	70,000	67,725
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	50,000	47,125
Tenet Healthcare Corp., 9.25%, 2015	85,000	90,525
U.S. Oncology, Inc., 10.75%, 2014	175,000	183,750
United Surgical Partners International, Inc., 8.875%, 2017	10,000	10,300

18-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Medical & Health Technology & Services - continued
United Surgical Partners International, Inc., 9.25%, 2017 (p)	$60,000	$61,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	155,000	152,675
Universal Hospital Services, Inc., FRN, 3.859%, 2015	45,000	37,913
VWR Funding, Inc., 11.25%, 2015 (p)	220,000	217,044

		$2,859,831

Metals & Mining - 3.0%
Arch Western Finance LLC, 6.75%, 2013	$175,000	$173,688
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	100,000	100,000
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	100,000	102,000
FMG Finance Ltd., 10.625%, 2016 (n)	175,000	193,594
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	280,000	306,600
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	85,000	84,522
Peabody Energy Corp., 5.875%, 2016	80,000	78,000
Peabody Energy Corp., 7.375%, 2016	200,000	206,250

		$1,244,654

Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.125%, 2016	$180,000	$180,000
Inergy LP, 6.875%, 2014	160,000	158,000

		$338,000

Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$160,000	$141,600
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	123,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	185,000	189,655
MarkWest Energy Partners LP, 6.875%, 2014	120,000	113,400
MarkWest Energy Partners LP, 8.75%, 2018	30,000	30,900
Williams Partners LP, 7.25%, 2017	155,000	156,580

		$756,035

Network & Telecom - 2.9%
Cincinnati Bell, Inc., 8.375%, 2014	$265,000	$269,638
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	216,788
Qwest Communications International, Inc., 7.25%, 2011	105,000	106,575
Qwest Communications International, Inc., 8%, 2015 (n)	55,000	56,513
Qwest Corp., 7.875%, 2011	95,000	99,513
Qwest Corp., 8.875%, 2012	170,000	182,750
Qwest Corp., 8.375%, 2016	61,000	65,423
Windstream Corp., 8.625%, 2016	185,000	188,238

		$1,185,438

Oil Services - 0.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$65,000	$56,225
Basic Energy Services, Inc., 7.125%, 2016	50,000	41,625
Trico Shipping A.S., 11.875%, 2014 (n)	35,000	36,444

		$134,294

Issuer	Shares/Par	Value ($)

BONDS - continued
Oils - 0.4%
Holly Corp., 9.875%, 2017 (n)	$40,000	$42,100
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	99,500

		$141,600

Precious Metals & Minerals - 0.6%
Teck Resources Ltd., 9.75%, 2014	$60,000	$69,225
Teck Resources Ltd., 10.25%, 2016	35,000	40,775
Teck Resources Ltd., 10.75%, 2019	120,000	143,400

		$253,400

Printing & Publishing - 1.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$13,217	$8,244
American Media Operations, Inc., 14%, 2013 (p)(z)	141,300	86,860
Dex Media West LLC, 9.875%, 2013 (d)	150,000	47,250
Nielsen Finance LLC, 10%, 2014	220,000	229,350
Nielsen Finance LLC, 11.5%, 2016	100,000	111,750
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	25,550
Tribune Co., 5.25%, 2015 (d)	130,000	31,850

		$540,854

Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$80,000	$82,900
TFM S.A. de C.V., 9.375%, 2012	115,000	119,313

		$202,213

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$45,000	$49,950

Retailers - 2.8%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,963
Dollar General Corp., 11.875%, 2017 (p)	62,000	71,610
Limited Brands, Inc., 5.25%, 2014	120,000	115,800
Macy’s Retail Holdings, Inc., 5.35%, 2012	55,000	56,169
Macy’s Retail Holdings, Inc., 5.75%, 2014	175,000	175,438
Neiman Marcus Group, Inc., 10.375%, 2015	155,000	151,900
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	155,875
Toys “R” Us, Inc., 7.625%, 2011	50,000	50,813
Toys “R” Us, Inc., 10.75%, 2017 (n)	215,000	235,425
Toys “R” Us, Inc., 8.5%, 2017 (n)	75,000	76,313

		$1,145,306

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$142,000	$144,130

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$85,000	$86,275

Telecommunications - Wireless - 3.8%
Cricket Communications, Inc., 7.75%, 2016	$95,000	$94,763
Crown Castle International Corp., 9%, 2015	115,000	122,475
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	63,900
Crown Castle International Corp., 7.125%, 2019	190,000	188,100
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	131,625

19-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Telecommunications - Wireless - continued
Nextel Communications, Inc., 6.875%, 2013	$125,000	$121,250
NII Holdings, Inc., 10%, 2016 (n)	115,000	120,463
SBA Communications Corp., 8%, 2016 (n)	40,000	41,800
SBA Communications Corp., 8.25%, 2019 (n)	35,000	37,100
Sprint Nextel Corp., 8.375%, 2012	155,000	160,425
Sprint Nextel Corp., 8.375%, 2017	50,000	51,000
Sprint Nextel Corp., 8.75%, 2032	155,000	146,088
Wind Acquisition Finance S.A., 12%, 2015 (n)	250,000	267,500

		$1,546,489

Telephone Services - 0.5%
Frontier Communications Corp., 8.25%, 2014	$115,000	$119,888
Frontier Communications Corp., 8.125%, 2018	80,000	81,000

		$200,888

Tobacco - 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$105,000	$110,250

Transportation - Services - 1.1%
Commercial Barge Line Co., 12.5%, 2017 (n)	$140,000	$145,600
Hertz Corp., 8.875%, 2014	175,000	178,938
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	130,000	135,038

		$459,576

Utilities - Electric Power - 4.9%
AES Corp., 8%, 2017	$285,000	$292,481
Calpine Corp., 8%, 2016 (n)	130,000	133,900
Dynegy Holdings, Inc., 7.5%, 2015 (z)	85,000	78,200
Dynegy Holdings, Inc., 7.5%, 2015	125,000	116,875
Dynegy Holdings, Inc., 7.75%, 2019	75,000	65,063
Edison Mission Energy, 7%, 2017	245,000	193,550
Mirant North America LLC, 7.375%, 2013	105,000	103,819
NRG Energy, Inc., 7.375%, 2016	510,000	510,638
RRI Energy, Inc., 7.875%, 2017	115,000	112,988
Texas Competitive Electric Holdings LLC, 10.25%, 2015	490,000	396,900

		$2,004,414

Total Bonds (Identified Cost, $36,540,603)		$36,653,354

FLOATING RATE LOANS (g)(r) - 5.2%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$78,054	$73,631

Automotive - 1.5%
Accuride Corp., Term Loan, 9.25%, 2013	$23,379	$23,296
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	185,060	154,988
Ford Motor Co., Term Loan, 3.28%, 2013 (o)	488,485	450,627

		$628,911

Broadcasting - 0.7%
Gray Television, Inc., Term Loan B, 3.79%, 2014	$88,083	$76,265

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Broadcasting - continued
Local TV Finance LLC, Term Loan B, 2.26%, 2013	$11,816	$9,851
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	66,825	49,150
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	181,154	133,239

		$268,505

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3%, 2014	$25,853	$23,865

Chemicals - 0.7%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$29,252	$30,422
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010	29,195	30,144
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.73%, 2014	5,028	3,710
LyondellBasell, Dutch Tranche Term Loan, 3.73%, 2014	11,382	8,398
LyondellBasell, German Tranche Term Loan B-1, 3.98%, 2014	14,436	10,651
LyondellBasell, German Tranche Term Loan B-2, 3.98%, 2014	14,435	10,651
LyondellBasell, German Tranche Term Loan B-3, 3.98%, 2014	14,436	10,651
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.73%, 2014	18,856	13,913
LyondellBasell, U.S. Tranche Term Loan, 3.73%, 2014	35,926	26,508
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	62,640	46,220
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	62,640	46,220
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	62,640	46,220

		$283,708

Gaming & Lodging - 0.5%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014	$248,868	$37,330
MGM Mirage, Term Loan B, 6%, 2011 (o)	110,387	102,660
Motorcity Casino, Term Loan B, 8.5%, 2012	84,744	82,413

		$222,403

Printing & Publishing - 0.4%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$285,110	$145,525

Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B1, 2.56%, 2013	$78,095	$70,310
Michaels Stores, Inc., Term Loan B2, 4.81%, 2016	102,974	96,722

		$167,032

Utilities - Electric Power - 0.7%
Calpine Corp., DIP Term Loan, 3.13%, 2014	$91,833	$86,737
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.73%, 2014	264,942	213,411

		$300,148

Total Floating Rate Loans (Identified Cost, $2,224,920)		$2,113,728

20-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 1.1%
Automotive - 0.0%
Mark IV Industries, LLC, Common Units Class A (a)	113	$1,413
Oxford Automotive, Inc. (a)	53	0

		$1,413

Cable TV - 0.4%
Cablevision Systems Corp., “A”	2,100	$54,222
Comcast Corp., “A”	4,100	69,126
Time Warner Cable, Inc.	933	38,617

		$161,965

Construction - 0.2%
Nortek, Inc. (a)	2,297	$80,395

Energy - Integrated - 0.1%
Chevron Corp.	500	$38,495

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.	1,600	$24,368
Pinnacle Entertainment, Inc. (a)	5,400	48,492

		$72,860

Printing & Publishing - 0.0%
American Media, Inc. (a)	2,421	$6,948
Golden Books Family Entertainment, Inc. (a)	21,250	0
Idearc, Inc. (a)	152	5,168
World Color Press, Inc. (a)	666	6,194

		$18,310

Telephone Services - 0.2%
Windstream Corp.	7,600	$83,524

Total Common Stocks (Identified Cost, $884,590)		$456,962

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS - 0.5%
Financial Institutions - 0.2%
GMAC, Inc., 7% (a)(z)	95	$62,617

Major Banks - 0.3%
Bank of America Corp., 8.625%	5,725	$140,492

Total Preferred Stocks (Identified Cost, $216,275)		$203,109

MONEY MARKET FUNDS (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	996,965	$996,965

	Strike Price	First Exercise

WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc., (1 share for 1 warrant) (a)	$13.00	8/26/09	377	$1,583
World Color Press, Inc., (1 share for 1 warrant) (a)	16.30	8/26/09	377	1,105

Total Warrants (Identified Cost, $12,149)				$2,688

Total Investments (Identified Cost, $40,875,502)				$40,426,806

OTHER ASSETS, LESS LIABILITIES - 1.7%				689,812

NET ASSETS - 100.0%				$41,116,618

Derivative Contracts at 12/31/09

Forward Foreign Currency Exchange Contracts at 12/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	44,000	3/15/10	$64,416	$63,069	$1,347
SELL	EUR	HSBC Bank	75,000	1/13/10	110,423	107,516	2,907
SELL	EUR	UBS AG	267,646	3/15/10	391,030	383,642	7,388

							$11,642

Liability Derivatives
BUY	EUR	UBS AG	71,466	1/13/10	$107,773	$102,450	$(5,323)

At December 31, 2009, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

21-HYVA

PORTFOLIO OF INVESTMENTS — December 31, 2009

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 15.4%
Major Banks - 12.2%
Abbey National North America LLC, 0.16%, due 2/22/10	$1,021,000	$1,021,000
BNP Paribas, NY, 0.18%, due 1/07/10	1,020,000	1,020,000
Credit Agricole S.A., 0.6%, due 5/18/10	1,100,000	1,100,000
Credit Suisse, NY, 0.82%, due 8/02/10	1,000,000	1,000,000

		$4,141,000

Other Banks & Diversified Financials - 3.2%
Nordea Bank Finland PLC/New York, 0.83%, due 7/15/10	$1,100,000	$1,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$5,241,000

COMMERCIAL PAPER (y) - 47.5%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.21%, due 3/12/10	$1,022,000	$1,021,583

Computer Software - 3.1%
Microsoft Corp., 0.11%, due 1/19/10 (t)	$1,060,000	$1,059,942

Energy - Integrated - 2.4%
ConocoPhillips, 0.01%, due 1/04/10 (t)	$819,000	$818,999

Financial Institutions - 2.0%
General Electric Capital Corp., 0.02%, due 1/15/10	$679,000	$678,995

Food & Beverages - 3.0%
Coca-Cola Co., 0.15%, due 2/17/10 (t)	$1,000,000	$999,804

Major Banks - 15.1%
Australia & New Zealand Banking Group, 0.84%, due 6/25/10	$1,130,000	$1,125,386
BankAmerica Corp., 0.2%, due 3/23/10	802,000	801,636
CBA Delaware Finance, Inc., 0.31%, due 3/25/10	1,080,000	1,079,228
Societe Generale North America, Inc., 0.175%, due 1/22/10	1,021,000	1,020,896
Toronto Dominion HDG USA, 0.4%, due 3/15/10	710,000	709,424
Toronto Dominion HDG USA, 0.6%, due 4/09/10	400,000	399,347

		$5,135,917

Other Banks & Diversified Financials - 12.8%
Bank of Nova Scotia, 0.18%, due 2/03/10	$500,000	$499,918
Citigroup Funding, Inc., 0.25%, due 3/18/10	1,005,000	1,004,470
Citigroup Funding, Inc., 0.27%, due 2/02/10	14,000	13,997
HSBC USA, Inc., 0.16%, due 2/08/10	1,023,000	1,022,827
Rabobank USA Financial Corp., 0.4%, due 1/15/10	1,127,000	1,126,825
UBS Finance Delaware LLC, 0.01%, due 1/06/10	685,000	684,999

		$4,353,036

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) - continued
Personal Computers & Peripherals - 3.0%
Hewlett Packard Co., 0.11%, due 1/11/10 (t)	$1,021,000	$1,020,969

Pharmaceuticals - 3.1%
Johnson & Johnson, 0.09%, due 1/25/10 (t)	$1,027,000	$1,026,938

Total Commercial Paper, at Amortized Cost and Value		$16,116,183

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 12.7%
Fannie Mae, 0.01%, due 1/06/10	$1,412,000	$1,411,998
Fannie Mae, 0.145%, due 5/26/10	1,040,000	1,039,393
Federal Home Loan Bank, 0.145%, due 5/26/10	1,040,000	1,039,393
Freddie Mac, 0.06%, due 1/11/10	24,000	24,000
Freddie Mac, 0.21%, due 5/10/10	800,000	799,398

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$4,314,182

REPURCHASE AGREEMENTS - 24.5%
Bank of America Corp., 0.01%, dated 12/31/09, due 1/04/10, total to be received $3,399,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,466,986 in a jointly traded account)	$3,399,000	$3,399,000
Goldman Sachs, 0.01%, dated 12/31/09, due 1/04/10, total to be received $3,399,004 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,466,986 in a jointly traded account)	3,399,000	3,399,000
Morgan Stanley, 0.003%, dated 12/31/09, due 1/04/10, total to be received $1,529,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,563,440 in a jointly traded account)	1,529,000	1,529,000

Total Repurchase Agreements, at Cost and Value		$8,327,000

Total Investments, at Amortized Cost and Value		$33,998,365

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(29,966)

NET ASSETS - 100.0%		$33,968,399

See portfolio footnotes and notes to financial statements.

22-MMVA

Portfolio of Investments — December 31, 2009

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 58.9%
Aerospace - 4.2%
Goodrich Corp.	1,790	$115,008
Lockheed Martin Corp.	26,440	1,992,245
Northrop Grumman Corp.	19,280	1,076,788
United Technologies Corp.	18,740	1,300,743

		$4,484,784

Alcoholic Beverages - 0.8%
Diageo PLC	39,176	$683,205
Heineken N.V.	3,860	182,900

		$866,105

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	13,190	$871,463

Automotive - 0.2%
Johnson Controls, Inc.	7,630	$207,841

Biotechnology - 0.2%
Genzyme Corp. (a)	3,260	$159,773

Broadcasting - 1.3%
Omnicom Group, Inc.	15,440	$604,476
Walt Disney Co.	24,270	782,708

		$1,387,184

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	13,670	$257,269
Deutsche Boerse AG	1,860	154,651
Franklin Resources, Inc.	1,810	190,684

		$602,604

Business Services - 1.2%
Accenture Ltd., “A”	16,160	$670,640
Dun & Bradstreet Corp.	1,270	107,150
Visa, Inc., “A”	2,050	179,293
Western Union Co.	14,440	272,194

		$1,229,277

Cable TV - 0.2%
Comcast Corp., “Special A”	11,160	$178,672

Chemicals - 1.5%
3M Co.	9,080	$750,644
Monsanto Co.	1,970	161,048
PPG Industries, Inc.	12,220	715,359

		$1,627,051

Computer Software - 0.7%
Oracle Corp.	31,030	$761,476

Computer Software - Systems - 1.4%
Dell, Inc. (a)	9,380	$134,697
Hewlett-Packard Co.	12,390	638,209
International Business Machines Corp.	5,290	692,461

		$1,465,367

Construction - 0.5%
Black & Decker Corp.	1,760	$114,101
Pulte Homes, Inc. (a)	11,260	112,600
Sherwin-Williams Co.	4,780	294,687

		$521,388

Consumer Products - 1.2%
Clorox Co.	3,340	$203,740
Kimberly-Clark Corp.	1,620	103,210
Procter & Gamble Co.	15,543	942,372

		$1,249,322

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	2,850	$172,653

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electrical Equipment - 0.9%
Danaher Corp.	6,490	$488,048
Tyco Electronics Ltd.	9,140	224,387
W.W. Grainger, Inc.	2,630	254,663

		$967,098

Electronics - 0.8%
Agilent Technologies, Inc. (a)	3,670	$114,027
Intel Corp.	32,720	667,488
National Semiconductor Corp.	5,920	90,931

		$872,446

Energy - Independent - 2.8%
Anadarko Petroleum Corp.	4,740	$295,871
Apache Corp.	12,520	1,291,688
Devon Energy Corp.	4,990	366,765
EOG Resources, Inc.	4,930	479,689
Noble Energy, Inc.	4,540	323,339
Occidental Petroleum Corp.	2,750	223,713

		$2,981,065

Energy - Integrated - 4.7%
Chevron Corp.	13,885	$1,069,006
ConocoPhillips	2,810	143,507
Exxon Mobil Corp.	25,172	1,716,479
Hess Corp.	8,970	542,685
Marathon Oil Corp.	9,420	294,092
TOTAL S.A., ADR	18,670	1,195,627

		$4,961,396

Engineering - Construction - 0.2%
Fluor Corp.	3,850	$173,404

Food & Beverages - 3.2%
Campbell Soup Co.	6,460	$218,348
General Mills, Inc.	6,050	428,401
Groupe Danone	2,787	169,726
J.M. Smucker Co.	4,782	295,289
Kellogg Co.	4,950	263,340
Nestle S.A.	25,271	1,227,736
PepsiCo, Inc.	13,510	821,408

		$3,424,248

Food & Drug Stores - 1.3%
CVS Caremark Corp.	23,394	$753,521
Kroger Co.	17,055	350,139
Walgreen Co.	8,110	297,799

		$1,401,459

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,690	$61,803

General Merchandise - 0.8%
Macy’s, Inc.	6,850	$114,806
Target Corp.	6,530	315,856
Wal-Mart Stores, Inc.	7,000	374,150

		$804,812

Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	2,580	$150,388

Insurance - 3.6%
Aflac, Inc.	2,860	$132,275
Allstate Corp.	26,850	806,574
Aon Corp.	6,410	245,759
Chubb Corp.	4,000	196,720
MetLife, Inc.	37,570	1,328,100
Prudential Financial, Inc.	6,980	347,325
Travelers Cos., Inc.	14,150	705,519

		$3,762,272

23-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Internet - 0.2%
Google, Inc., “A” (a)	290	$179,794

Leisure & Toys - 0.2%
Hasbro, Inc.	7,240	$232,114

Machinery & Tools - 0.4%
Eaton Corp.	5,760	$366,451

Major Banks - 7.8%
Bank of America Corp.	21,330	$321,230
Bank of America Corp, EU	30,930	461,476
Bank of New York Mellon Corp.	52,834	1,477,767
Goldman Sachs Group, Inc.	8,530	1,440,205
JPMorgan Chase & Co.	50,812	2,117,336
PNC Financial Services Group, Inc.	8,550	451,355
Regions Financial Corp.	37,020	195,836
State Street Corp.	18,560	808,102
Wells Fargo & Co.	35,440	956,526

		$8,229,833

Medical Equipment - 1.8%
Becton, Dickinson & Co.	6,370	$502,338
Medtronic, Inc.	16,590	729,628
St. Jude Medical, Inc. (a)	6,580	242,012
Thermo Fisher Scientific, Inc. (a)	2,250	107,303
Waters Corp. (a)	5,340	330,866

		$1,912,147

Metals & Mining - 0.1%
United States Steel Corp.	2,070	$114,098

Natural Gas - Distribution - 0.2%
Sempra Energy	4,020	$225,040

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	8,820	$185,926

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	4,640	$111,082
Nokia Corp., ADR	11,290	145,077

		$256,159

Oil Services - 0.5%
Halliburton Co.	3,940	$118,555
National Oilwell Varco, Inc.	5,240	231,032
Noble Corp.	3,260	132,682

		$482,269

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	2,260	$118,424

Pharmaceuticals - 4.1%
Abbott Laboratories	17,180	$927,548
GlaxoSmithKline PLC	7,210	152,731
Johnson & Johnson	19,650	1,265,657
Merck & Co., Inc.	21,790	796,207
Pfizer, Inc.	59,357	1,079,704
Roche Holding AG	740	125,886

		$4,347,733

Railroad & Shipping - 0.1%
Canadian National Railway Co.	1,820	$98,935

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	7,100	$575,526

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	7,980	$323,030
Home Depot, Inc.	4,740	137,128
Staples, Inc.	14,730	362,211

		$822,369

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	368,120	$852,456

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Telephone Services - 2.2%
AT&T, Inc.	70,764	$1,983,515
CenturyTel, Inc.	5,815	210,561
Royal KPN N.V.	8,490	144,103

		$2,338,179

Tobacco - 1.7%
Altria Group, Inc.	3,370	$66,153
Lorillard, Inc.	2,630	211,005
Philip Morris International, Inc.	31,320	1,509,311

		$1,786,469

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,330	$191,042

Utilities - Electric Power - 3.3%
Allegheny Energy, Inc.	4,350	$102,138
American Electric Power Co., Inc.	6,260	217,785
CMS Energy Corp.	5,670	88,792
Dominion Resources, Inc.	17,544	682,812
Entergy Corp.	2,350	192,324
FPL Group, Inc.	9,040	477,493
Northeast Utilities	2,240	57,770
NRG Energy, Inc. (a)	7,720	182,269
PG&E Corp.	8,990	401,404
PPL Corp.	12,330	398,382
Progress Energy, Inc.	3,500	143,535
Public Service Enterprise Group, Inc.	17,420	579,215

		$3,523,919

Total Common Stocks (Identified Cost, $55,823,502)		$62,184,234

BONDS - 39.8%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$61,372

Asset Backed & Securitized - 2.6%
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	$31,000	$29,041
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	210,000	185,221
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.034%, 2040 (z)	202,271	86,006
BlackRock Capital Finance LP, 7.75%, 2026 (n)	30,705	4,452
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	320,000	285,465
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	112,812
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	4,018	3,970
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	53,011
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	98,730
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	121,681
GE Commercial Mortgage Corp., FRN, 5.335%, 2044	130,000	102,308
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	112,376	53,663
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	120,998
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	92,200
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	65,576	55,317

24-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	$39,903	$39,709
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	105,844
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	110,000	106,000
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	200,000	174,170
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	84,000	19,939
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	152,515	127,848
Morgan Stanley Capital I, Inc., FRN, 0.905%, 2030 (i)(n)	1,194,740	44,408
Nomura Asset Securities Corp., FRN, 9.755%, 2027 (z)	177,607	181,459
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	70,454
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	41,501
Spirit Master Funding LLC, 5.05%, 2023 (z)	157,879	130,589
Structured Asset Securities Corp., FRN, 4.67%, 2035	77,380	67,841
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	67,218	50,416
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	245,000	201,203

		$2,766,256

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$116,615

Brokerage & Asset Managers - 0.0%
BlackRock, Inc., 5%, 2019	$30,000	$29,480

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$108,000	$116,987

Cable TV - 0.3%
Cox Communications, Inc., 4.625%, 2013	$115,000	$119,587
DIRECTV Holdings LLC, 5.875%, 2019 (n)	20,000	20,342
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	131,499

		$271,428

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$221,057

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$158,834

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$176,168

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$106,109

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$132,347

Emerging Market Quasi-Sovereign - 0.2%
Petróleos Mexicanos, 8%, 2019	$66,000	$76,395
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	112,097

		$188,492

Issuer	Shares/Par	Value ($)

BONDS - continued
Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$125,324
Ocean Energy, Inc., 7.25%, 2011	165,000	180,014

		$305,338

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$20,000	$24,119
Husky Energy, Inc., 5.9%, 2014	69,000	75,213
Husky Energy, Inc., 7.25%, 2019	71,000	82,048
Petro-Canada, 6.05%, 2018	148,000	159,096

		$340,476

Financial Institutions - 0.1%
HSBC Finance Corp., 5.25%, 2011	$145,000	$150,118

Food & Beverages - 0.5%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$136,941
Diageo Finance B.V., 5.5%, 2013	106,000	114,178
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	40,000	43,777
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	53,847
Miller Brewing Co., 5.5%, 2013 (n)	126,000	134,157

		$482,900

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$118,452

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$93,159

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$98,246
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	105,939
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	42,332

		$246,517

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$185,351
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	186,000

		$371,351

International Market Quasi-Sovereign - 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$109,787
ING Bank N.V., 3.9%, 2014 (n)	110,000	113,220
KFW International Finance, Inc., 4.875%, 2019	120,000	126,807
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	202,863
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	109,082

		$661,759

Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$95,000	$105,854
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	90,000	100,778

		$206,632

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$90,734

Major Banks - 1.7%
Bank of America Corp., 7.375%, 2014	$40,000	$45,389

25-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Major Banks - continued
Bank of America Corp., 7.625%, 2019	$60,000	$69,411
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	59,570
Credit Suisse New York, 5.5%, 2014	120,000	130,224
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	115,863
Goldman Sachs Group, Inc., 6%, 2014	70,000	76,564
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	103,157
JPMorgan Chase & Co., 6.3%, 2019	100,000	110,008
JPMorgan Chase Capital XXVII, 7%, 2039	60,000	60,511
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	107,016
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	119,850
Morgan Stanley, 5.75%, 2016	100,000	103,756
Morgan Stanley, 6.625%, 2018	140,000	151,364
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	100,000	91,015
PNC Funding Corp., 5.625%, 2017	90,000	89,183
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	193,440
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	99,112
Wachovia Corp., 5.25%, 2014	81,000	83,856

		$1,809,289

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$75,438
CareFusion Corp., 6.375%, 2019 (n)	100,000	107,052
Hospira, Inc., 5.55%, 2012	50,000	53,293
Hospira, Inc., 6.05%, 2017	93,000	97,335

		$333,118

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$155,000	$159,935

Mortgage Backed - 15.0%
Fannie Mae, 4.01%, 2013	$17,945	$18,540
Fannie Mae, 4.6%, 2014	96,134	100,684
Fannie Mae, 4.63%, 2014	44,560	46,677
Fannie Mae, 4.84%, 2014	57,316	60,380
Fannie Mae, 4.56%, 2015	37,170	38,577
Fannie Mae, 4.78%, 2015	37,378	39,089
Fannie Mae, 4.921%, 2015	92,037	96,996
Fannie Mae, 5.09%, 2016	40,000	42,160
Fannie Mae, 5.5%, 2016 - 2035	3,215,873	3,384,870
Fannie Mae, 4.99%, 2017	81,419	86,034
Fannie Mae, 5.05%, 2017	39,000	41,017
Fannie Mae, 6%, 2017 - 2037	1,830,311	1,953,640
Fannie Mae, 4.5%, 2018 - 2035	419,835	429,412
Fannie Mae, 5%, 2018 - 2039	1,813,176	1,875,744
Fannie Mae, 6.5%, 2031 - 2037	624,065	676,679
Fannie Mae, 7.5%, 2031	16,604	18,737
Freddie Mac, 6%, 2016 - 2037	876,841	937,215
Freddie Mac, 4.5%, 2018 - 2039	1,089,075	1,109,731
Freddie Mac, 5%, 2018-2039	2,029,435	2,088,611
Freddie Mac, 5.085%, 2019	106,000	109,671
Freddie Mac, 5.5%, 2021 - 2035	690,401	727,596
Freddie Mac, 6.5%, 2034 - 2037	283,867	304,780
Ginnie Mae, 4.5%, 2033 - 2034	96,195	96,862
Ginnie Mae, 5%, 2033 - 2039	748,618	771,818
Ginnie Mae, 5.5%, 2033 - 2035	393,605	415,225
Ginnie Mae, 6%, 2033 - 2038	329,635	350,770

		$15,821,515

Issuer	Shares/Par	Value ($)

BONDS - continued
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$62,360
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	74,275
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	185,000	225,900

		$362,535

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$126,154
Enterprise Products Operating LLC, 6.5%, 2019	76,000	81,984
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	174,493
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	80,073
Spectra Energy Capital LLC, 8%, 2019	53,000	62,027

		$524,731

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$110,000	$115,903
Telecom Italia Capital, 5.25%, 2013	60,000	63,107
Telefonica Europe B.V., 7.75%, 2010	38,000	39,752
Verizon New York, Inc., 6.875%, 2012	196,000	213,251

		$432,013

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$121,199

Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 2016	$184,000	$187,987
Capital One Financial Corp., 6.15%, 2016	130,000	130,587
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	130,003
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	79,607
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	125,742
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	148,675
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	161,437
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	219,062

		$1,183,100

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$160,000	$172,536
Pfizer, Inc., 7.2%, 2039	50,000	61,097
Roche Holdings, Inc., 6%, 2019 (n)	160,000	175,816

		$409,449

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$6,000	$6,372

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$41,940
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	170,346
ProLogis, REIT, 5.75%, 2016	61,000	57,294
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	33,286

		$302,866

26-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$46,332
Limited Brands, Inc., 5.25%, 2014	99,000	95,535
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	190,764

		$332,631

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$79,858

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$38,056
Rogers Communications, Inc., 6.8%, 2018	132,000	147,830

		$185,886

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$74,000	$78,119

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$95,923

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$159,466
Small Business Administration, 4.35%, 2023	28,768	29,699
Small Business Administration, 4.77%, 2024	70,690	73,520
Small Business Administration, 5.18%, 2024	113,898	119,397
Small Business Administration, 5.52%, 2024	172,539	181,898
Small Business Administration, 4.99%, 2024	98,458	102,702
Small Business Administration, 4.95%, 2025	73,075	76,511

		$743,193

U.S. Treasury Obligations - 9.6%
U.S. Treasury Bonds, 2%, 2013	$197,000	$195,954
U.S. Treasury Bonds, 4.75%, 2017	146,000	158,421
U.S. Treasury Bonds, 8.5%, 2020	50,000	69,289
U.S. Treasury Bonds, 8%, 2021	37,000	50,384
U.S. Treasury Bonds, 6%, 2026	125,000	146,231
U.S. Treasury Bonds, 6.75%, 2026	32,000	40,375
U.S. Treasury Bonds, 5.25%, 2029	137,000	148,431
U.S. Treasury Bonds, 5.375%, 2031	220,000	243,100
U.S. Treasury Bonds, 4.5%, 2036	94,000	92,590
U.S. Treasury Bonds, 5%, 2037	552,000	586,241
U.S. Treasury Notes, 6.5%, 2010	128,000	128,930
U.S. Treasury Notes, 1.5%, 2010	321,000	323,834
U.S. Treasury Notes, 0.875%, 2011	776,000	777,879
U.S. Treasury Notes, 5.125%, 2011	941,000	999,923
U.S. Treasury Notes, 4.125%, 2012	683,000	730,169
U.S. Treasury Notes, 3.875%, 2013	614,000	653,910
U.S. Treasury Notes, 3.5%, 2013	420,000	442,608
U.S. Treasury Notes, 3.125%, 2013	57,000	59,240
U.S. Treasury Notes, 2.75%, 2013	1,190,000	1,218,728
U.S. Treasury Notes, 1.5%, 2013	280,000	272,628
U.S. Treasury Notes, 1.875%, 2014	1,205,000	1,180,241
U.S. Treasury Notes, 4.75%, 2014	150,000	165,047
U.S. Treasury Notes, 2.625%, 2016	68,000	66,151
U.S. Treasury Notes, 3.75%, 2018	1,033,000	1,032,919
U.S. Treasury Notes, TIPS, 1.625%, 2015	396,249	412,099

		$10,195,322

Issuer	Shares/Par	Value ($)

BONDS - continued
Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$208,271	$195,986
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	186,911
Exelon Generation Co. LLC, 5.2%, 2019	50,000	50,022
Exelon Generation Co. LLC, 6.25%, 2039	80,000	81,506
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	66,435
MidAmerican Funding LLC, 6.927%, 2029	154,000	167,040
Oncor Electric Delivery Co., 7%, 2022	152,000	169,001
PSEG Power LLC, 6.95%, 2012	111,000	121,263
PSEG Power LLC, 5.32%, 2016 (n)	91,000	93,627
System Energy Resources, Inc., 5.129%, 2014 (z)	62,938	62,472
Waterford 3 Funding Corp., 8.09%, 2017	293,828	291,914

		$1,486,177

Total Bonds (Identified Cost, $41,753,148)		$42,075,812

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	654,933	$654,933

Total Investments (Identified Cost, $98,231,583)		$104,914,979

OTHER ASSETS, LESS LIABILITIES - 0.7%		749,064

NET ASSETS - 100.0%		$105,664,043

See portfolio footnotes and notes to financial statements.

27-TRVA

Portfolio of Investments — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security—in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Market Value	% of Net Assets
Global Governments Variable Account	$123,181	1.6%
Government Securities Variable Account	728,596	1.2
High Yield Variable Account	7,993,840	19.4
Total Return Variable Account	3,047,477	2.9

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts hold the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Current Market Value
Global Governments Variable Account	Bayview Commercial Asset Trust, FRN, 0.895%, 2023	5/25/06	$27,125	$20,981
	Commercial Mortgage Asset Trust, FRN, 0.85%, 2032	8/25/03	28,801	25,850

	Total Restricted Securities			$46,831

	% of Net Assets			0.6%

High Yield Variable Account	ARCap REIT, Inc., CDO, “H”, 6.08%, 2045	9/21/04	$144,331	$6,209
	Altra Holdings, Inc., 8.125%, 2016	11/16/09 - 11/17/09	84,814	87,231
	American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	9,004	8,244
	American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	83,769	86,860
	Aquilex Corp., 11.125%, 2016	12/16/09	28,787	29,925
	Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/19/09	148,858	53,902
	Cascades, Inc., 7.75%, 2017	11/18/09	39,418	40,400
	Cemex Finance Europe BV, 9.625%, 2017	12/09/09	110,475	111,387
	DuPont Fabros Technology, Inc., 8.5%, 2017	12/11/09	70,000	71,138
	Dynegy Holdings, Inc., 7.5%, 2015	12/02/09	74,477	78,200
	GMAC, Inc., 7% (Preferred Stock)	12/26/08	73,150	62,617
	LBI Media, Inc., 8.5%, 2017	7/18/07	98,632	83,000
	Local TV Finance LLC, 10%, 2015	11/09/07 - 6/01/09	256,058	112,235
	Navios Maritime Holdings, Inc., 8.875%, 2017	10/22/09	129,132	135,038
	Norcraft Cos., LP, 10.5%, 2015	12/02/09	44,272	46,125
	TriMas Corp., 9.75%, 2017	12/17/09	19,599	19,625
	Triumph Group, Inc., 8%, 2017	11/10/09	29,572	30,263
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	156,188	145,800
	Wachovia Credit, CDO, FRN, 1.6%, 2026	6/08/06	250,000	10,000

	Total Restricted Securities			$1,218,199

	% of Net Assets			3.0%

Total Return Variable Account	Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.034%, 2040	3/01/06	$202,271	$86,006
	Nomura Asset Securities Corp., FRN, 9.755%, 2027	7/16/07	193,954	181,459
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	156,173	130,589
	System Energy Resources, Inc., 5.129%, 2014	4/16/04	62,938	62,472

	Total Restricted Securities			$460,526

	% of Net Assets			0.4%

Portfolio of Investments — continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
EU	Equity Unit
GDR	Global Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Phillipine Peso
SEK	Swedish Krona

See notes to financial statements.

Statements of Assets and Liabilities — December 31, 2009

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Non-affilitated issuers, at identified cost	$110,190		$6,825		$55,933		$39,879		$25,671		$97,577
Underlying funds, at cost and net asset value	1,027		445		2,776		997		—		655
Repurchase agreements, at cost and value	—		—		—		—		8,327		—

Total investments, at identified cost	$111,217		$7,270		$58,709		$40,876		$33,998		$98,232
Unrealized appreciation (depreciation)	20,406		301		2,201		(449)		—		6,683

Total investments, at value	$131,623		$7,571		$60,910		$40,427		$33,998		$104,915
Cash	—		0	*	—		102		1		0	*
Foreign currency, at value (identified cost, $—, $0*, $—, $—, $—, $—)	—		0	*	—		—		—		—
Receivables for
Forward foreign currency exchange contracts	—		26		—		12		—		—
Investments sold	700		22		—		340		—		2,820
Units sold	0	*	0	*	0	*	—		1		0	*
Interest and dividends	184		101		445		731		10		485
Receivable from sponsor	1		11		7		—		—		—
Other assets	5		1		3		2		2		4

Total assets	$132,513		$7,732		$61,365		$41,614		$34,012		$108,224

Liabilities:
Payables for
Forward foreign currency exchange contracts	$—		$49		$—		$5		$—		$—
Daily variation on open futures contracts	—		—		5		—		—		—
Investments purchased	—		—		—		440		—		2,384
Units surrendered	96		1		329		5		19		74
Payable to affiliates —
Investment adviser	10		0	*	2		3		3		7
Administrative fee	0	*	0	*	0	*	0	*	0	*	0	*
Sponsor	—		—		—		4		4		45
Board of Managers fees	0	*	0	*	0	*	0	*	0	*	0	*
Accrued expenses and other liabilities	39		40		37		40		18		50

Total liabilities	$145		$90		$373		$497		$44		$2,560

Net assets	$132,368		$7,642		$60,992		$41,117		$33,968		$105,664

*	Amount was less than $500.

See notes to financial statements.

Statements of Assets and Liabilities — December 31, 2009 — continued

(000 Omitted except for unit values)

	Unit	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,539	$55.063	$84,729
Compass 3	27	36.129	951
Compass 3 – Level 2	2,945	15.151	44,626
Global Governments Variable Account —
Compass 2	85	$30.488		$2,591
Compass 3	7	29.508		216
Compass 3 – Level 2	274	17.438		4,771
Government Securities Variable Account —
Compass 2	1,010	$45.185			$45,616
Compass 3	10	31.409			321
Compass 3 – Level 2	731	18.530			13,555
High Yield Variable Account —
Compass 2	753	$42.360				$31,903
Compass 3	8	30.972				255
Compass 3 – Level 2	493	16.700				8,212
Money Market Variable Account —
Compass 2	732	$21.523					$15,729
Compass 3	18	17.544					321
Compass 3 – Level 2	1,332	13.249					17,646
Total Return Variable Account —
Compass 2	685	$47.266						$32,395
Compass 3	48	45.750						2,182
Compass 3 – Level 2	3,136	22.284						69,871

Net assets applicable to owners of deferred contracts			130,306	7,578	59,492	40,370	33,696	104,448
Reserve for variable annuities —
Compass 2 Contracts			1,861	13	1,459	713	224	889
Compass 3 Contracts			—	—	—	—	—	—
Compass 3 – Level 2 Contracts			201	51	41	34	48	327

Net assets			$132,368	$7,642	$60,992	$41,117	$33,968	$105,664

See notes to financial statements.

Statements of Operations — Year Ended December 31, 2009

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$0 *	$231	$3,015	$3,697	$134	$2,034
Dividends	1,751	—	—	48	—	1,704
Dividends from underlying funds	3	1	3	2	—	2
Foreign taxes withheld	(36)	—	—	—	—	(21)

Total investment income	$1,718	$232	$3,018	$3,747	$134	$3,719

Expenses —
Mortality and expense risk charges	$1,454	$97	$805	$457	$472	$1,234
Management fee	869	59	353	272	188	754
Boards of Managers fees	17	1	11	5	7	17
Distribution fee	1	0 *	1	0 *	1	4
Administrative fee	47	10	27	15	16	41
Custodian fee	22	28	17	14	8	44
Printing	5	6	11	7	10	8
Auditing fees	36	48	42	50	24	50
Legal fees	7	7	7	8	7	7
Miscellaneous	18	4	10	10	7	15

Total expenses	$2,476	$260	$1,284	$838	$740	$2,174
Fees paid indirectly	(0)*	(0)*	(0)*	(0)*	(0)*	(0)*
Reduction of expenses by investment adviser	(68)	(65)	—	(53)	(134)	(81)

Net expenses	$2,408	$195	$1,284	$785	$606	$2,093

Net investment income (loss)	$(690)	$37	$1,734	$2,962	$(472)	$1,626

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$(10,642)	$64	$538	$(2,179)	$—	$(7,657)
Futures contracts	—	6	120	—	—	—
Swap transactions	—	—	—	(544)	—	—
Foreign currency transactions	(1)	(11)	—	(11)	—	(0)*

Net realized gain (loss) on investments and foreign currency transactions	$(10,643)	$59	$658	$(2,734)	$—	$(7,657)

Change in unrealized appreciation (depreciation) —
Investments	$49,713	$58	$(341)	$12,965	$—	$21,443
Futures contracts	—	—	117	—	—	—
Swap transactions	—	—	—	489	—	—
Translation of assets and liabilities in foreign currencies	3	(44)	—	(3)	—	1

Net unrealized gain (loss) on investments and foreign currency translation	$49,716	$14	$(224)	$13,451	$—	$21,444

Net realized and unrealized gain (loss) on investments and foreign currency	$39,073	$73	$434	$10,717	$—	$13,787

Change in net assets from operations	$38,383	$110	$2,168	$13,679	$(472)	$15,413

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2009	2008	2009	2008	2009	2008
Change in net assets:
From operations:
Net investment income (loss)	$(690)	$(1,052)	$37	$66	$1,734	$1,980
Net realized gain (loss) on investments and foreign currency transactions	(10,643)	(19,840)	59	452	658	1,094
Net unrealized gain (loss) on investments and foreign currency translation	49,716	(47,925)	14	142	(224)	1,582

Change in net assets from operations	$38,383	$(68,817)	$110	$660	$2,168	$4,656

Participant transactions:
Accumulation activity:
Purchase payments received	$754	$2,727	$18	$133	$601	$776
Net transfers between variable and fixed accumulation accounts	(2,491)	(3,125)	85	291	(462)	1,777
Withdrawals, surrenders, annuitizations, and contract charges	(13,276)	(17,536)	(956)	(776)	(8,599)	(8,691)

Net accumulation activity	$(15,013)	$(17,934)	$(853)	$(352)	$(8,460)	$(6,138)

Annuitization activity:
Annuitizations	$2	$39	$—	$(5)	$259	$(27)
Annuity payments and contract charges	(261)	(353)	(6)	(5)	(211)	(248)
Adjustments to annuity reserves	(77)	70	11	0 *	20	(22)

Net annuitization activity	$(336)	$(244)	$5	$(10)	$68	$(297)

Change in net assets from participant transactions	$(15,349)	$(18,178)	$(848)	$(362)	$(8,392)	$(6,435)

Total change in net assets	$23,034	$(86,995)	$(738)	$298	$(6,224)	$(1,779)
Net assets:
At beginning of period	109,334	196,329	8,380	8,082	67,216	68,995

At end of period	$132,368	$109,334	$7,642	$8,380	$60,992	$67,216

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2009	2008	2009	2008	2009	2008
Change in net assets:
From operations:
Net investment income (loss)	$2,962	$3,096	$(472)	$274	$1,626	$2,007
Net realized gain (loss) on investments and foreign currency transactions	(2,734)	(3,572)	—	(11)	(7,657)	(13,823)
Net unrealized gain (loss) on investments and foreign currency translation	13,451	(12,084)	—	—	21,444	(22,563)

Change in net assets from operations	$13,679	$(12,560)	$(472)	$263	$15,413	$(34,379)

Participant transactions:
Accumulation activity:
Purchase payments received	$175	$572	$192	$806	$764	$3,022
Net transfers between variable and fixed accumulation accounts	(1,074)	74	2,040	1,968	(2,849)	(5,218)
Withdrawals, surrenders, annuitizations, and contract charges	(3,856)	(5,063)	(8,583)	(7,812)	(12,313)	(17,850)

Net accumulation activity	$(4,755)	$(4,417)	$(6,351)	$(5,038)	$(14,398)	$(20,046)

Annuitization activity:
Annuitizations	$—	$3	$5	$7	$24	$(8)
Annuity payments and contract charges	(110)	(141)	(55)	(75)	(161)	(220)
Net transfers among accounts for annuity reserves	—	—	—	—	—	2
Adjustments to annuity reserves	(1)	5	(6)	1	(61)	9

Net annuitization activity	$(111)	$(133)	$(56)	$(67)	$(198)	$(217)

Change in net assets from participant transactions	$(4,866)	$(4,550)	$(6,407)	$(5,105)	$(14,596)	$(20,263)

Total change in net assets	$8,813	$(17,110)	$(6,879)	$(4,842)	$817	$(54,642)
Net assets:
At beginning of period	32,304	49,414	40,847	45,689	104,847	159,489

At end of period	$41,117	$32,304	$33,968	$40,847	$105,664	$104,847

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$39.750	$63.669	$58.101	$55.446	$55.625

Investment income	$0.685	$0.780	$0.751	$0.560	$0.580
Expenses	(0.965)	(1.154)	(1.319)	(1.198)	(1.179)

Net investment loss	$(0.280)	$(0.374)	$(0.568)	$(0.638)	$(0.599)
Net realized and unrealized gain (loss) on investments and foreign currency	15.593	(23.545)	6.136	3.293	0.420

Change in unit value	$15.313	$(23.919)	$5.568	$2.655	$(0.179)

Unit value:
Net asset value — end of period	$55.063	$39.750	$63.669	$58.101	$55.446

Total Return (%) (k)(r)(s)	38.52	(37.57)	9.58	4.79	(0.32)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.17	2.15	2.15	2.16
Expenses after expense reductions (f)	2.12	2.12	2.14	N/A	N/A
Net investment loss	(0.60)	(0.68)	(0.91)	(1.11)	(1.08)
Portfolio turnover (%)	47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	1,539	1,761	1,980	2,419	3,018

	Capital Appreciation Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$26.107	$41.858	$38.235	$36.524	$36.678

Investment income	$0.425	$0.497	$0.490	$0.355	$0.370
Expenses	(0.635)	(0.783)	(0.903)	(0.807)	(0.795)

Net investment loss	$(0.210)	$(0.286)	$(0.413)	$(0.452)	$(0.425)
Net realized and unrealized gain (loss) on investments and foreign currency	10.232	(15.465)	4.036	2.163	0.271

Change in unit value	$10.022	$(15.751)	$3.623	$1.711	$(0.154)

Unit value:
Net asset value — end of period	$36.129	$26.107	$41.858	$38.235	$36.524

Total Return (%) (k)(r)(s)	38.39	(37.63)	9.48	4.69	(0.42)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.28	2.27	2.25	2.25	2.26
Expenses after expense reductions (f)	2.22	2.22	2.24	N/A	N/A
Net investment loss	(0.73)	(0.81)	(1.04)	(1.30)	(1.20)
Portfolio turnover (%)	47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	27	46	73	128	237

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$10.932	$17.501	$15.963	$15.226	$15.267

Investment income	$0.186	$0.211	$0.203	$0.152	$0.158
Expenses	(0.258)	(0.308)	(0.352)	(0.320)	(0.316)

Net investment loss	$(0.072)	$(0.097)	$(0.149)	$(0.168)	$(0.158)
Net realized and unrealized gain (loss) on investments and foreign currency	4.291	(6.472)	1.687	0.905	0.117

Change in unit value	$4.219	$(6.569)	$1.538	$0.737	$(0.041)

Unit value:
Net asset value — end of period	$15.151	$10.932	$17.501	$15.963	$15.226

Total Return (%) (k)(r)(s)	38.59	(37.54)	9.64	4.84	(0.27)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.13	2.12	2.10	2.10	2.11
Expenses after expense reductions (f)	2.07	2.07	2.09	N/A	N/A
Net investment loss	(0.58)	(0.65)	(0.88)	(1.13)	(1.05)
Portfolio turnover (%)	47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	2,945	3,335	3,671	4,378	5,248

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$29.979	$27.622	$25.732	$24.865	$27.240

Investment income	$0.885	$0.944	$1.052	$1.003	$0.925
Expenses	(0.742)	(0.716)	(0.653)	(0.629)	(0.651)

Net investment income	$0.143	$0.228	$0.399	$0.374	$0.274
Net realized and unrealized gain (loss) on investments and foreign currency	0.366	2.129	1.491	0.493	(2.649)

Change in unit value	$0.509	$2.357	$1.890	$0.867	$(2.375)

Unit value:
Net asset value — end of period	$30.488	$29.979	$27.622	$25.732	$24.865

Total Return (%) (k)(r)(s)	1.70	8.54	7.34	3.49	(8.72)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.33	3.50	3.35	3.39	2.95
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.48	0.79	1.52	1.48	1.04
Portfolio turnover (%)	87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	85	91	85	104	116

	Global Governments Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$29.059	$26.814	$25.017	$24.209	$26.561

Investment income	$0.834	$0.904	$1.044	$1.025	$0.949
Expenses	(0.746)	(0.727)	(0.678)	(0.659)	(0.688)

Net investment income	$0.088	$0.177	$0.366	$0.366	$0.261
Net realized and unrealized gain (loss) on investments and foreign currency	0.361	2.068	1.431	0.442	(2.613)

Change in unit value	$0.449	$2.245	$1.797	$0.808	$(2.352)

Unit value:
Net asset value — end of period	$29.508	$29.059	$26.814	$25.017	$24.209

Total Return (%) (k)(r)(s)	1.55	8.38	7.18	3.34	(8.85)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.48	3.65	3.50	3.54	3.10
Expenses after expense reductions (f)	2.65	2.65	2.65	2.65	2.65
Net investment income	0.31	0.65	1.44	1.41	0.97
Portfolio turnover (%)	87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	7	11	15	18	26

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$17.147	$15.798	$14.718	$14.221	$15.580

Investment income	$0.508	$0.541	$0.608	$0.574	$0.526
Expenses	(0.426)	(0.410)	(0.377)	(0.361)	(0.371)

Net investment income	$0.082	$0.131	$0.231	$0.213	$0.155
Net realized and unrealized gain (loss) on investments and foreign currency	0.209	1.218	0.849	0.284	(1.514)

Change in unit value	$0.291	$1.349	$1.080	$0.497	$(1.359)

Unit value:
Net asset value — end of period	$17.438	$17.147	$15.798	$14.718	$14.221

Total Return (%) (k)(r)(s)	1.70	8.54	7.34	3.49	(8.72)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.33	3.50	3.35	3.39	2.95
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.48	0.79	1.53	1.47	1.04
Portfolio turnover (%)	87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	274	306	332	403	468

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$43.715	$40.804	$38.619	$37.679	$37.338

Investment income	$2.152	$2.116	$2.117	$2.024	$1.936
Expenses	(0.917)	(0.860)	(0.802)	(0.757)	(0.752)

Net investment income	$1.235	$1.256	$1.315	$1.267	$1.184
Net realized and unrealized gain (loss) on investments	0.235	1.655	0.870	(0.327)	(0.843)

Change in unit value	$1.470	$2.911	$2.185	$0.940	$0.341

Unit value:
Net asset value — end of period	$45.185	$43.715	$40.804	$38.619	$37.679

Total Return (%) (k)(s)	3.36	7.14	5.66	2.50	0.91
Ratios (%) (to average net assets):
Expenses (f)	2.04	2.05	2.02	2.01	2.01
Net investment income	2.70	2.93	3.26	3.28	3.09
Portfolio turnover (%)	27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	1,010	1,151	1,269	1,538	1,852

	Government Securities Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$30.417	$28.419	$26.924	$26.295	$26.082

Investment income	$1.442	$1.427	$1.470	$1.352	$1.316
Expenses	(0.651)	(0.618)	(0.583)	(0.538)	(0.543)

Net investment income	$0.791	$0.809	$0.887	$0.814	$0.773
Net realized and unrealized gain (loss) on investments	0.201	1.189	0.608	(0.185)	(0.560)

Change in unit value	$0.992	$1.998	$1.495	$0.629	$0.213

Unit value:
Net asset value — end of period	$31.409	$30.417	$28.419	$26.924	$26.295

Total Return (%) (k)(s)	3.26	7.03	5.55	2.40	0.82
Ratios (%) (to average net assets):
Expenses (f)	2.14	2.15	2.12	2.11	2.11
Net investment income	2.60	2.80	3.25	3.15	2.96
Portfolio turnover (%)	27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	10	20	28	40	69

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$17.918	$16.717	$15.814	$15.421	$15.274

Investment income	$0.862	$0.848	$0.848	$0.813	$0.781
Expenses	(0.364)	(0.342)	(0.318)	(0.300)	(0.299)

Net investment income	$0.498	$0.506	$0.530	$0.513	$0.482
Net realized and unrealized gain (loss) on investments	0.114	0.695	0.373	(0.120)	(0.335)

Change in unit value	$0.612	$1.201	$0.903	$0.393	$0.147

Unit value:
Net asset value — end of period	$18.530	$17.918	$16.717	$15.814	$15.421

Total Return (%) (k)(s)	3.41	7.19	5.71	2.55	0.96
Ratios (%) (to average net assets):
Expenses (f)	1.99	2.00	1.97	1.96	1.96
Net investment income	2.72	2.94	3.29	3.30	3.12
Portfolio turnover (%)	27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	731	831	889	1,054	1,280

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$29.057	$40.344	$40.172	$36.840	$36.669

Investment income	$3.733	$3.568	$3.391	$3.121	$2.959
Expenses	(0.781)	(0.817)	(0.901)	(0.847)	(0.820)

Net investment income	$2.952	$2.751	$2.490	$2.274	$2.139
Net realized and unrealized gain (loss) on investments and foreign currency	10.351	(14.038)	(2.318)	1.058	(1.968)

Change in unit value	$13.303	$(11.287)	$0.172	$3.332	$0.171

Unit value:
Net asset value — end of period	$42.360	$29.057	$40.344	$40.172	$36.840

Total Return (%) (k)(r)(s)	45.78	(27.98)	0.43	9.04	0.47
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.35	2.36	2.25	2.32	2.28 (o)
Expenses after expense reductions (f)	2.20	2.20	2.20	2.22	2.25
Net investment income	8.18	7.28	5.96	5.84	5.76
Portfolio turnover (%)	56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	753	862	958	1,119	1,323

	High Yield Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$21.266	$29.556	$29.459	$27.043	$26.943

Investment income	$2.629	$2.515	$2.445	$2.212	$2.118
Expenses	(0.580)	(0.613)	(0.681)	(0.635)	(0.620)

Net investment income	$2.049	$1.902	$1.764	$1.577	$1.498
Net realized and unrealized gain (loss) on investments and foreign currency	7.657	(10.192)	(1.667)	0.839	(1.398)

Change in unit value	$9.706	$(8.290)	$0.097	$2.416	$0.100

Unit value:
Net asset value — end of period	$30.972	$21.266	$29.556	$29.459	$27.043

Total Return (%) (k)(r)(s)	45.64	(28.05)	0.33	8.94	0.37
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.45	2.46	2.35	2.42	2.38 (o)
Expenses after expense reductions (f)	2.30	2.30	2.30	2.32	2.35
Net investment income	8.08	7.09	5.93	5.71	5.64
Portfolio turnover (%)	56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	8	13	21	34	47

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$11.450	$15.890	$15.814	$14.495	$14.421

Investment income	$1.416	$1.380	$1.310	$1.202	$1.142
Expenses	(0.298)	(0.313)	(0.344)	(0.323)	(0.312)

Net investment income	$1.118	$1.067	$0.966	$0.879	$0.830
Net realized and unrealized gain (loss) on investments and foreign currency	4.132	(5.507)	(0.890)	0.440	(0.756)

Change in unit value	$5.250	$(4.440)	$0.076	$1.319	$0.074

Unit value:
Net asset value — end of period	$16.700	$11.450	$15.890	$15.814	$14.495

Total Return (%) (k)(r)(s)	45.86	(27.94)	0.48	9.10	0.52
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.30	2.31	2.20	2.27	2.23 (o)
Expenses after expense reductions (f)	2.15	2.15	2.15	2.17	2.20
Net investment income	8.03	7.27	5.98	5.86	5.81
Portfolio turnover (%)	56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	493	558	579	774	937

(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(o)	Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3, and Compass 3 – Level 2, respectively. There was no impact to net assets or the expenses charged to the contract holder.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$21.803	$21.676	$20.979		$20.331	$20.073

Investment income	$0.078	$0.567	$1.145		$1.051	$0.661
Expenses	(0.357)	(0.432)	(0.431)		(0.403)	(0.403)

Net investment income (loss)	$(0.279)	$0.135	$0.714		$0.648	$0.258
Net realized and unrealized gain (loss) on investments	(0.001)	(0.008)	(0.017	)(g)	—	(0.000	)(w)

Change in unit value	$(0.280)	$0.127	$0.697		$0.648	$0.258

Unit value:
Net asset value — end of period	$21.523	$21.803	$21.676		$20.979	$20.331

Total Return (%) (k)(r)(s)	(1.28)	0.58	3.32		3.19	1.29
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.01	1.99	2.00		1.95	1.99
Expenses after expense reductions (f)	1.66	1.97	N/A		N/A	N/A
Net investment income (loss)	(1.27)	0.61	3.29		3.15	1.38
Number of units outstanding at end of period (000 Omitted)	732	793	887		928	1,128

	Money Market Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$17.790	$17.704	$17.152		$16.638	$16.443

Investment income	$0.066	$0.468	$0.902		$0.852	$0.539
Expenses	(0.308)	(0.364)	(0.356)		(0.338)	(0.344)

Net investment income (loss)	$(0.242)	$0.104	$0.546		$0.514	$0.195
Net realized and unrealized gain (loss) on investments	(0.004)	(0.018)	0.006	(g)	—	(0.000	)(w)

Change in unit value	$(0.246)	$0.086	$0.552		$0.514	$0.195

Unit value:
Net asset value — end of period	$17.544	$17.790	$17.704		$17.152	$16.638

Total Return (%) (k)(r)(s)	(1.38)	0.49	3.22		3.09	1.19
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.11	2.09	2.10		2.05	2.09
Expenses after expense reductions (f)	1.76	2.07	N/A		N/A	N/A
Net investment income (loss)	(1.38)	0.59	3.20		3.00	1.42
Number of units outstanding at end of period (000 Omitted)	18	45	64		131	218

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$13.415	$13.330	$12.895		$12.491	$12.326

Investment income	$0.048	$0.344	$0.695		$0.644	$0.405
Expenses	(0.213)	(0.257)	(0.257)		(0.240)	(0.240)

Net investment income (loss)	$(0.165)	$0.087	$0.438		$0.404	$0.165
Net realized and unrealized gain (loss) on investments	(0.001)	(0.002)	(0.003	)(g)	—	(0.000	)(w)

Change in unit value	$(0.166)	$0.085	$0.435		$0.404	$0.165

Unit value:
Net asset value — end of period	$13.249	$13.415	$13.330		$12.895	$12.491

Total Return (%) (k)(r)(s)	(1.23)	0.63	3.38		3.24	1.34
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	1.96	1.94	1.95		1.90	1.94
Expenses after expense reductions (f)	1.61	1.92	N/A		N/A	N/A
Net investment income (loss)	(1.24)	0.65	3.32		3.18	1.39
Number of units outstanding at end of period (000 Omitted)	1,332	1,673	1,871		1,969	2,384

(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per unit amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.001.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$40.464	$52.709	$51.373	$46.459	$45.729

Investment income	$1.601	$1.748	$1.832	$1.749	$1.521
Expenses	(0.892)	(1.008)	(1.126)	(1.033)	(0.970)

Net investment income	$0.709	$0.740	$0.706	$0.716	$0.551
Net realized and unrealized gain (loss) on investments and foreign currency	6.093	(12.985)	0.630	4.198	0.179

Change in unit value	$6.802	$(12.245)	$1.336	$4.914	$0.730

Unit value:
Net asset value — end of period	$47.266	$40.464	$52.709	$51.373	$46.459

Total Return (%) (k)(r)(s)	16.81	(23.23)	2.60	10.58	1.60
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.16	2.12	2.14	2.12
Expenses after expense reductions (f)	2.10	2.10	2.11	N/A	N/A
Net investment income	1.64	1.52	1.30	1.46	1.18
Portfolio turnover (%)	41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	685	807	948	1,156	1,349

	Total Return Variable Account
	Compass 3
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$39.224	$51.169	$49.947	$45.236	$44.592

Investment income	$1.505	$1.645	$1.770	$1.645	$1.450
Expenses	(0.902)	(1.033)	(1.165)	(1.051)	(1.019)

Net investment income	$0.603	$0.612	$0.605	$0.594	$0.431
Net realized and unrealized gain (loss) on investments and foreign currency	5.923	(12.557)	0.617	4.117	0.213

Change in unit value	$6.526	$(11.945)	$1.222	$4.711	$0.644

Unit value:
Net asset value — end of period	$45.750	$39.224	$51.169	$49.947	$45.236

Total Return (%) (k)(r)(s)	16.64	(23.34)	2.45	10.42	1.45
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.33	2.31	2.27	2.29	2.27
Expenses after expense reductions (f)	2.25	2.25	2.26	N/A	N/A
Net investment income	1.50	1.33	1.18	1.28	0.97
Portfolio turnover (%)	41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	48	74	107	142	217

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$19.077	$24.850	$24.220	$21.903	$21.559

Investment income	$0.740	$0.807	$0.849	$0.812	$0.710
Expenses	(0.417)	(0.471)	(0.527)	(0.484)	(0.457)

Net investment income	$0.323	$0.336	$0.322	$0.328	$0.253
Net realized and unrealized gain (loss) on investments and foreign currency	2.884	(6.109)	0.308	1.989	0.091

Change in unit value	$3.207	$(5.773)	$0.630	$2.317	$0.344

Unit value:
Net asset value — end of period	$22.284	$19.077	$24.850	$24.220	$21.903

Total Return (%) (k)(r)(s)	16.81	(23.23)	2.60	10.58	1.60
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	2.16	2.12	2.14	2.12
Expenses after expense reductions (f)	2.10	2.10	2.11	N/A	N/A
Net investment income	1.61	1.49	1.28	1.44	1.17
Portfolio turnover (%)	41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	3,136	3,572	4,116	4,695	5,462

(d)	Per unit data is based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the variable accounts’ Statement of Assets and Liabilities through February 16, 2010 which is the date that the financial statements were issued. The High Yield Variable Account may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account and Total Return Variable Account may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures,

Notes to Financial Statements — continued

market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each variable account’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable accounts could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each variable account determines its net asset value per share.

Various inputs are used in determining the value of each variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable accounts’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing each variable account’s assets or liabilities carried at market value:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$119,523,068	$—	$—	$119,523,068
France	1,473,061	1,426,870	—	2,899,931
Switzerland	—	2,495,384	—	2,495,384
Taiwan	1,284,895	—	—	1,284,895
South Korea	—	1,284,405	—	1,284,405
United Kingdom	—	1,172,275	—	1,172,275
Brazil	789,513	—	—	789,513
Australia	725,978	—	—	725,978
Mexico	420,182	—	—	420,182
Mutual Funds	1,026,944	—	—	1,026,944

Total Investments	$125,243,641	$6,378,934	$—	$131,622,575

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,509,625	$—	$1,509,625
Non-U.S. Sovereign Debt	—	5,162,757	—	5,162,757
Corporate Bonds	—	61,999	—	61,999
Residential Mortgage-Backed Securities	—	279,548	—	279,548
Commercial Mortgage-Backed Securities	—	112,611	—	112,611
Mutual Funds	444,688	—	—	444,688

Total Investments	$444,688	$7,126,540	$—	$7,571,228

Other Financial Instruments
Forward Currency Contracts	$—	$(22,500)	$—	$(22,500)

Notes to Financial Statements — continued

Government Securities Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,111,787	$—	$15,111,787
Municipal Bonds	—	2,519,849	—	2,519,849
Corporate Bonds	—	121,265		121,265
Residential Mortgage-Backed Securities	—	39,563,220	—	39,563,220
Commercial Mortgage-Backed Securities	—	817,448	—	817,448
Mutual Funds	2,776,082	—	—	2,776,082

Total Investments	$2,776,082	$58,133,569	$—	$60,909,651

Other Financial Instruments
Futures	$(39,057)	$—	$—	$(39,057)

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$582,898	$64,030	$6,948	$653,876
Canada	8,882	—	—	8,882
Non-U.S. Sovereign Debt	—	52,374	—	52,374
Corporate Bonds	—	31,239,110	—	31,239,110
Commercial Mortgage-Backed Securities	—	1,073,872	—	1,073,872
Floating Rate Loans	—	2,113,728	—	2,113,728
Asset-Backed Securities (including CDO’s)	—	23,909	—	23,909
Foreign Bonds	—	4,074,435	—	4,074,435
Other Fixed Income Securities	—	189,655	—	189,655
Mutual Funds	996,965	—	—	996,965

Total Investments	$1,588,745	$38,831,113	$6,948	$40,426,806

Other Financial Instruments
Forward Currency Contracts	$—	$6,319	$—	$6,319

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in urealized appreciation (depreciation)	1,767
Net purchases (sales)	5,181
Transfers in and/or out of Level 3	—

Balance as of 12/31/09	$6,948

Money Market Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$33,998,365	$—	$33,998,365

Notes to Financial Statements — continued

Total Return Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,051,202	$—	$—	$57,051,202
United Kingdom	—	1,688,391	—	1,688,391
France	1,195,627	169,726	—	1,365,353
Switzerland	—	1,353,622	—	1,353,622
Netherlands	144,103	182,900	—	327,003
Germany	154,651	—	—	154,651
Finland	145,077	—	—	145,077
Canada	98,935	—	—	98,935
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	10,999,887	—	10,999,887
Non-U.S. Sovereign Debt	—	930,109	—	930,109
Municipal Bonds	—	362,535	—	362,535
Corporate Bonds	—	8,461,980	—	8,461,980
Residential Mortgage-Backed Securities	—	16,116,406	—	16,116,406
Commercial Mortgage-Backed Securities	—	2,385,359	—	2,385,359
Asset-Backed Securities (including CDOs)	—	86,006	—	86,006
Foreign Bonds	—	2,733,530	—	2,733,530
Mutual Funds	654,933	—	—	654,933

Total Investments	$59,444,528	$45,470,451	$—	$104,914,979

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – The variable accounts may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to a custodian. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – Certain variable accounts may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the variable accounts, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the variable accounts adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about each variable account’s use of and accounting for derivative instruments and the effect of derivative instruments on each variable account’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the variable accounts may use derivatives in an attempt to achieve an economic hedge, each variable account’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Notes to Financial Statements — continued

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following tables present, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account at December 31, 2009:

Global Governments Variable Account

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts Not Accounted For as Hedging Instruments Under ASC 815	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$26,072	Payable for forward foreign currency exchange contracts	$(48,572)

Government Securities Variable Account

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts Not Accounted For as Hedging Instruments Under ASC 815	Interest Rate Futures	Payable for daily variation margin on open futures contracts	$9,884(a	)	Payable for daily variation margin on open futures contracts	$(48,941	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the variable account’s Portfolio of Investments. Only the current day’s variation margin for futures contracts of $ (5,375) is reported within the variable account’s Statement of Assets and Liabilities.

High Yield Variable Account

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts Not Accounted For as Hedging Instruments Under ASC 815	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$11,642	Payable for forward foreign currency exchange contracts	$(5,323)

The following tables present, by major type of derivative contract, the realized gain (loss) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the year ended December 31, 2009 as reported in the Statement of Operations:

Global Governments Variable Account

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Foreign Currency Transactions	Total
Interest Rate Contracts	$(707)	$6,177	$—	$5,470
Foreign Exchange Contracts	(240)	—	(15,074)	(15,314)
Total	$(947)	$6,177	$(15,074)	$(9,844)

Government Securities Variable Account

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Total
Interest Rate Contracts	$(26,957)	$120,261	$93,304

Notes to Financial Statements — continued

High Yield Variable Account

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$(8,849)	$—	$(8,849)
Credit Contracts	—	(543,848)	(543,848)
Total	$(8,849)	$(543,848)	$(552,697)

The following tables present, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the year ended December 31, 2009 as reported in the Statement of Operations:

Global Governments Variable Account

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(44,241)

Government Securities Variable Account

Futures Contracts
Interest Rate Contracts	$117,165

High Yield Variable Account

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(4,060)	$—	$(4,060)
Credit Contracts	—	488,867	488,867
Total	$(4,060)	$488,867	$484,807

For the year ended December 31, 2009, the Capital Appreciation Variable Account, Money Market Variable Account, and Total Return Variable Account did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, certain variable accounts attempt to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable accounts under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the variable accounts and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the variable accounts under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – Certain variable accounts may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the variable accounts’ exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

Notes to Financial Statements — continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the variable accounts pay a premium whether or not the option is exercised. The variable accounts’ maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – Certain variable accounts may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the variable accounts are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the variable accounts until the contract is closed or expires at which point the gain or loss on futures is realized.

The variable accounts bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the variable account since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The variable accounts’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the variable accounts to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the variable accounts’ currency risk or for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency that the variable accounts will receive from or use in its normal investment activities. The variable accounts may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The variable accounts’ maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – Certain variable account may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the variable accounts and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the variable accounts, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

The variable accounts may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise

Notes to Financial Statements — continued

exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The variable accounts’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Dollar Roll Transactions – Certain variable accounts enter into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the variable accounts sell mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the variable accounts will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the variable accounts’ total return. The variable accounts account for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Hybrid Instruments – Certain variable accounts may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable accounts to supply additional cash to the borrower on demand. At December 31, 2009, the High Yield Variable Account had unfunded loan commitments of $9,748, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the High Yield Variable Account. The market value and obligation of the High Yield Variable Account on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and Managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, the variable accounts enter into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable accounts are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized

Notes to Financial Statements — continued

gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Certain variable accounts may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The variable accounts hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the variable accounts may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the variable accounts’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain variable accounts may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the year ended December 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between January 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(4)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50	%(b)	0.500	%(b)	0.20	%(c)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until April 30, 2011. This management fee reduction amounted to $18,135, which is shown as a reduction of total expenses in the Statement of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the variable account’s contract holders, but such agreement will continue at least until April 30, 2010. For the year ended December 31, 2009, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced under this agreement.
(c)	During the year ended December 31, 2009, MFS voluntarily waived receipt of $111,264, of the variable account’s management fee in order to avoid a negative yield. For the year ended December 31, 2009, this voluntary waiver had the effect of reducing the management fee by 0.30% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay the variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without shareholder approval. For the year ended December 31, 2009, this reduction amounted to $65,388 for the Global Governments Variable

Notes to Financial Statements — continued

Account and is reflected as a reduction of total expenses in the Statement of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment advisor did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue until April 30, 2011. For the year ended December 31, 2009, these reductions under this agreement amounted to the following for each variable account and are reflected as a reduction of total expenses in the Statement of Operations:

	Expense Limitation	Expense Reduction
Capital Appreciation Variable Account	0.82%	$67,765
High Yield Variable Account	0.90%	34,590
Money Market Variable Account	0.65%	22,364
Total Return Variable Account	0.85%	81,127

Contract Charges – The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 — Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the variable accounts. Under an administrative services agreement, each variable account partially reimburses MFS the costs incurred to provide these services. Each variable account is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended December 31, 2009 was equivalent to the following annual effective rate of each variable account’s average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0405%	0.1274%	0.0417%	0.0425%	0.0429%	0.0409%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable account from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Notes to Financial Statements — continued

Other – These variable accounts and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the year ended December 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statement of Operations were as follows:

Capital Appreciation Variable Account	$2,071
Global Governments Variable Account	144
Government Securities Variable Account	1,177
High Yield Variable Account	658
Money Market Variable Account	684
Total Return Variable Account	1,814

Certain variable accounts may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(5)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$53,207,294	$68,543,789
Global Governments Variable Account	4,505,542	5,544,557
Government Securities Variable	2,384,259	3,395,301
High Yield Variable Account	19,374,566	20,353,190
Total Return Variable Account	26,217,405	45,682,139

Purchases and sales of investments for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $2,736,269,179 and $2,740,701,420, respectively.

Purchases and sales of U.S. Government securities, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$1,770,502	$1,381,315
Government Securities Variable Account	14,560,745	21,837,102
Total Return Variable Account	14,073,204	6,489,874

Notes to Financial Statements — continued

(6)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Year Ended 12/31/09 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	12		$446		(41)	$(1,617)	(193)	$(8,537)	(222)	$(9,708)	$(316)	$(10,024)
Compass 3 Contracts	4		104		(19)	(517)	(4)	(116)	(19)	(529)	(1)	(530)
Compass 3 Level 2 Contracts	26		204		(37)	(357)	(379)	(4,623)	(390)	(4,776)	(19)	(4,795)

			$754			$(2,491)		$(13,276)		$(15,013)	$(336)	$(15,349)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	3	$90	(9)	$(282)	(6)	$(192)	$(3)	$(195)
Compass 3 Contracts	0	*	13		(3)	(78)	(1)	(41)	(4)	(106)	(1)	(107)
Compass 3 Level 2 Contracts	1		5		4	73	(37)	(633)	(32)	(555)	9	(546)

			$18			$85		$(956)		$(853)	$5	$(848)

Government Securities Variable Account
Compass 2 Contracts	9		$385		(21)	$(926)	(129)	$(5,776)	(141)	$(6,317)	$72	$(6,245)
Compass 3 Contracts	1		43		(6)	(198)	(5)	(161)	(10)	(316)	—	(316)
Compass 3 Level 2 Contracts	11		173		35	662	(146)	(2,662)	(100)	(1,827)	(4)	(1,831)

			$601			$(462)		$(8,599)		$(8,460)	$68	$(8,392)

High Yield Variable Account
Compass 2 Contracts	5		$139		(30)	$(1,030)	(84)	$(2,920)	(109)	$(3,811)	$(103)	$(3,914)
Compass 3 Contracts	1		17		(3)	(76)	(3)	(58)	(5)	(117)	(1)	(118)
Compass 3 Level 2 Contracts	2		19		(0)*	32	(67)	(878)	(65)	(827)	(7)	(834)

			$175			$(1,074)		$(3,856)		$(4,755)	$(111)	$(4,866)

Money Market Variable Account
Compass 2 Contracts	5		$86		93	$2,026	(159)	$(3,444)	(61)	$(1,332)	$(44)	$(1,376)
Compass 3 Contracts	1		23		(22)	(389)	(6)	(105)	(27)	(471)	(1)	(472)
Compass 3 Level 2 Contracts	13		83		23	403	(377)	(5,034)	(341)	(4,548)	(11)	(4,559)

			$192			$2,040		$(8,583)		$(6,351)	$(56)	$(6,407)

Total Return Variable Account
Compass 2 Contracts	6		$259		(32)	$(1,219)	(96)	$(3,902)	(122)	$(4,862)	$(142)	$(5,004)
Compass 3 Contracts	3		87		(20)	(796)	(9)	(347)	(26)	(1,056)	(2)	(1,058)
Compass 3 Level 2 Contracts	28		418		(56)	(834)	(408)	(8,064)	(436)	(8,480)	(54)	(8,534)

			$764			$(2,849)		$(12,313)		$(14,398)	$(198)	$(14,596)

*	Amount less than $500.

Notes to Financial Statements — continued

	Year Ended 12/31/08 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	19	$972	(37)	$(2,055)	(201)	$(10,970)	(219)	$(12,053)	$(215)	$(12,268)
Compass 3 Contracts	10	345	(31)	(1,157)	(6)	(232)	(27)	(1,044)	(0)*	(1,044)
Compass 3 Level 2 Contracts	96	1,410	2	87	(434)	(6,334)	(336)	(4,837)	(29)	(4,866)

		$2,727		$(3,125)		$(17,536)		$(17,934)	$(244)	$(18,178)

Global Governments Variable Account
Compass 2 Contracts	1	$22	9	$298	(4)	$(122)	6	$198	$(3)	$195
Compass 3 Contracts	1	40	(2)	(66)	(3)	(100)	(4)	(126)	0 *	(126)
Compass 3 Level 2 Contracts	4	71	4	59	(34)	(554)	(26)	(424)	(7)	(431)

		$133		$291		$(776)		$(352)	$(10)	$(362)

Government Securities Variable Account
Compass 2 Contracts	10	$428	34	$1,431	(162)	$(6,763)	(118)	$(4,904)	$(293)	$(5,197)
Compass 3 Contracts	3	82	(8)	(235)	(3)	(71)	(8)	(224)	—	(224)
Compass 3 Level 2 Contracts	16	266	35	581	(109)	(1,857)	(58)	(1,010)	(4)	(1,014)

		$776		$1,777		$(8,691)		$(6,138)	$(297)	$(6,435)

High Yield Variable Account
Compass 2 Contracts	7	$276	(8)	$(514)	(96)	$(3,512)	(97)	$(3,750)	$(128)	$(3,878)
Compass 3 Contracts	4	97	(8)	(207)	(3)	(94)	(7)	(204)	(0)*	(204)
Compass 3 Level 2 Contracts	14	199	65	795	(100)	(1,457)	(21)	(463)	(5)	(468)

		$572		$74		$(5,063)		$(4,417)	$(133)	$(4,550)

Money Market Variable Account
Compass 2 Contracts	5	$118	49	$1,073	(149)	$(3,238)	(94)	$(2,047)	$(43)	$(2,090)
Compass 3 Contracts	8	141	(22)	(404)	(4)	(74)	(19)	(337)	(0)*	(337)
Compass 3 Level 2 Contracts	41	547	97	1,299	(336)	(4,500)	(198)	(2,654)	(24)	(2,678)

		$806		$1,968		$(7,812)		$(5,038)	$(67)	$(5,105)

Total Return Variable Account
Compass 2 Contracts	18	$868	(49)	$(2,225)	(110)	$(5,256)	(141)	$(6,613)	$(151)	$(6,764)
Compass 3 Contracts	10	461	(32)	(1,478)	(11)	(531)	(33)	(1,548)	(0)*	(1,548)
Compass 3 Level 2 Contracts	76	1,693	(78)	(1,515)	(542)	(12,063)	(544)	(11,885)	(66)	(11,951)

		$3,022		$(5,218)		$(17,850)		$(20,046)	$(217)	$(20,263)

*	Amount less than $500.

(7)	Line of Credit

The variable accounts and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the variable accounts and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended December 31, 2009, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statement of Operations and were as follows:

	Commitment fee	Interest expense
Capital Appreciation Variable Account	$1,726	$—
Global Governments Variable Account	125	—
Government Securities Variable Account	1,030	—
High Yield Variable Account	544	—
Money Market Variable Account	601	—
Total Return Variable Account	1,532	—

Notes to Financial Statements — continued

(8)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable accounts assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the variable accounts’ transactions in the MFS Institutional Money Market Portfolio for the year ended December 31, 2009 are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Capital Appreciation Variable Account	—	17,921,877	(16,894,933)	1,026,944
Global Governments Variable Account	—	3,720,904	(3,276,216)	444,688
Government Securities Variable Account	—	21,431,966	(18,655,884)	2,776,082
High Yield Variable Account	—	13,959,862	(12,962,897)	996,965
Total Return Variable Account	—	22,297,846	(21,642,913)	654,933

	Underlying Funds – MFS Institutional Money Market Portfolio

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Capital Appreciation Variable Account	$—	$—	$2,986	$1,026,944
Global Governments Variable Account	$—	$—	$1,267	$444,688
Government Securities Variable Account	$—	$—	$3,032	$2,776,082
High Yield Variable Account	$—	$—	$1,789	$996,965
Total Return Variable Account	$—	$—	$2,125	$654,933

Report of Independent Registered Public Accounting Firm

To the Participants in and the Board of Managers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account (the “Variable Accounts”) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Variable Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Variable Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2010

Compass Variable Accounts

Members of Boards of Managers and Officers — Identification and Background

The Members of the Boards of Managers (“Managers”) and the officers of each Account, as of February 1, 2010, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Manager and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)
INTERESTED MANAGERS
David D. Horn(k) (born 6/07/41)	Board Member	April 1986	Private investor; Sun Life Assurance Company of Canada, Senior Vice President and General Manager for the United States (until 1997); Director (until March 2004)

INDEPENDENT MANAGERS
J. Kermit Birchfield (born 1/08/40)	Chairman	May 1997	Consultant; Century Partners, Inc. (investments), Director; Displaytech, Inc. (technology), Chairman; Dessin Fournir LLC (furniture manufacturer), Director (2005 to present); Site Watch LLC (software to monitor oil tanks), Managing Director (2006 to present); Juridica Investments (fund investing in judicial matters), Director (2007 to present), Immuno Science, Inc. (medical research), Independent Director ( 2009 to present), Intermountain Industries, Inc. (oil & gas exploration and production), Director (until February 2009)

Robert C. Bishop (born 1/13/43)	Board Member	May 2001	AutoImmune, Inc. (pharmaceutical product development), Chairman, President and Chief Executive Officer; Caliper Life Sciences Corp. (laboratory analytical instruments), Chairman; Millipore Corporation (purification/filtration products), Director; Waterstreet Capital (leverage buyouts), Advisory Board (August 2006 to present); Optobionics Corporation (ophthalmic devices), Director (until 2007)

Frederick H. Dulles (born 3/12/42)	Board Member	May 2001	Ten State International Law PLLC (law firm), Of Counsel (since 2006); Prudential Carolina Real Estate, (real estate), Broker (since 2006); Free Enterprise Foundation, Inc. (research institute), Director & Secretary (until 2008); Disher, Hamrick & Myers Residential, Inc. (real estate) Broker (2005 until 2006); Frederick H. Dulles law practice (until 2006); Ten State Street LLP (law firm), Member (until 2005)

Marcia A. Kean (born 6/30/48)	Board Member	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Ronald G. Steinhart (born 6/15/40)	Board Member	May 2001	Private investor; Penske Automotive Group (automotive retailer), Director; Animal Health International, Inc. (animal health products), Director (since 2007); Texas Industries (concrete/ aggregates/cement), Director (since 2007); Susser Holdings Corporation (retail convenience stores and distributor of wholesale motor fuel), Director (since 2009), Carreker Corporation (technology consulting) Director (until 2005); Prentiss Properties Trust (real estate investment trust), Director (until 2006); Penson Worldwide, Inc. (securities clearance), Director (until 2008)

Haviland Wright (born 7/21/48)	Board Member	May 2001	Profitability of Hawaii (software), Chief Development Officer (since December 2008); Elixir Technologies Corporation (software) Director (since 2005); Nano Loa Inc. (liquid crystal displays), Director

MANAGER EMERITUS
Samuel Adams (born 10/19/25)	Member Emeritus		Retired; K&L Gates LLP (law firm), Of Counsel

OFFICERS
Maria F. Dwyer(n) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane(n) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran(n) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey(n) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(n) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Timothy M. Fagan(n) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer(n) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld(n) (born 3/07/73)	Assistant Secretary and Assistant Clerk	May 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan(n) (born 11/13/57)	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(n) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira(n) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum(n) (born 5/01/52)	Secretary and Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Richard S. Weitzel(n) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost(n) (born 6/12/60)	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Manager/Trustee/Officer of an MFS/Sun Life Product. Each Manager has served continuously since appointment.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)

“Interested person” of Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Accounts. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(n)	“Interested person” of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Accounts do not hold annual meetings for the purpose of electing Managers, and Managers are not elected for fixed terms. Each Manager and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Managers currently serve as Managers of each Account and have served in that capacity since originally elected or appointed. All of the Managers are also Trustees of the MFS Variable Insurance Trust II. The executive officers of the Compass Variable Accounts hold similar offices for the MFS Variable Insurance Trust II and other funds in the MFS fund complex. Each Manager serves as a Trustee or Manager of 32 Accounts/Portfolios.

The Statement of Additional Information contains further information about the Managers and is available without charge upon request by calling 1-800-752-7215.

Board Review of Investment Advisory Agreements

The Investment Company Act of 1940 requires that both the full Board of Managers and a majority of the non-interested (“independent”) Managers, voting separately, annually approve the continuation of each Variable Account’s investment advisory agreement with Massachusetts Financial Services Company (“MFS”) on behalf of the Variable Accounts. The Managers consider matters bearing on the Variable Accounts and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Managers met in person in May and again in July 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Variable Accounts. The independent Managers were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Managers were also assisted in this process by the Variable Accounts’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Managers.

In connection with their deliberations, the Managers, including the independent Managers, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each investment advisory agreement was considered separately for each Variable Account, although the Managers also took into account the common interests of all Variable Accounts in their review. As described below, the Managers considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Variable Accounts.

In connection with their contract review meetings, the Managers received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the investment performance of each Variable Account for various time periods ended December 31, 2008, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper on each Variable Account’s advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee “breakpoints” are observed for a Variable Account, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Variable Accounts, (vi) MFS’ views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Variable Accounts, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Variable Accounts. The comparative performance, fee and expense information prepared and provided by Lipper was not independently verified, and the independent Managers did not independently verify any information provided to them by MFS.

The Managers’ conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Managers and were not the result of any single factor. Some of the factors that figured particularly in the Managers’ deliberations are described below for each Variable Account, while individual Managers may have given different weight to various factors and evaluated the information presented as a whole differently than another Manager. The Managers recognized that the fee arrangements for the Variable Accounts reflect years of review and discussion between the independent Managers and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Managers’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper, the Managers compared each Variable Account’s total return investment performance to the performance of peer groups of funds and its Lipper performance universe over the one-, three- and five-year periods ended December 31, 2008. The Managers did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Managers took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Variable Accounts whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS’ efforts to improve such Variable Account’s performance. After reviewing this information, the Managers concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of each Variable Account’s advisory fee, the Managers considered, among other information, each Variable Account’s advisory fee and the total expense ratio as a percentage of average daily net assets, compared to the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper. The Managers also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Managers considered the generally broader scope of services provided by MFS to the Variable Accounts than those provided to institutional accounts. The Managers also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Variable Accounts, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Variable Accounts are subject, compared to institutional accounts.

The Managers also considered whether a Variable Account is likely to benefit from any economies of scale due to future asset growth. In this regard, the Managers reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders’ benefit.

The Managers also considered information prepared by MFS relating to its costs and profits with respect to each Variable Account and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the Variable Accounts and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreements — continued

After reviewing these and other factors described below, the Managers concluded that the advisory fees charged to the Variable Accounts represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Managers considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Variable Accounts. The Managers also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Managers further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Managers also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Variable Accounts by MFS and its affiliates under agreements and plans other than the investment advisory agreements. The Managers also considered the nature, extent and quality of certain other services MFS performs or arranges on the Variable Accounts’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Managers concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Variable Accounts were satisfactory. The Managers also considered the benefits to MFS from the use of the Variable Accounts’ portfolio brokerage commissions to pay for research and other similar services and various other factors. Additionally, the Managers considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Variable Accounts, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Managers, including a majority of the independent Managers, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2009.

Capital Appreciation Variable Account

The Managers noted the Variable Account’s performance was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 2nd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Global Governments Variable Account

The Managers noted the Variable Account’s performance was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was also in the 1st quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was below the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Government Securities Variable Account

The Managers noted the Variable Account’s performance was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was also in the 1st quintile for the three-year period and the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

High Yield Variable Account

The Managers noted the Variable Account’s performance was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account

Board Review of Investment Advisory Agreements — continued

was also in the 4th quintile for the three-year period and in the 5th quintile for the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS’ explanation of steps taken to improve performance, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was approximately at the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to continue its waiver to reduce its advisory fee, and they accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Money Market Variable Account

The Managers noted the Variable Account’s performance was in the 5th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 4th quintile for the three-year period and the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to reduce its advisory fee on average daily net assets over $500 million on a permanent basis, requiring shareholder approval for any modification or termination, and they accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Total Return Variable Account

The Managers noted the Variable Account’s performance was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was also in the 2nd quintile for the three-year period and the five-year period ended December 31, 2008, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was approximately at the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS is available by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

MFS® Privacy Notice

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian and Dividend Disbursing Agent

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Further Information

From time to time, MFS may post important information about a variable account or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of mfs.com.

cous-ann-2/10

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant’s Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Kermit Birchfield, Robert C. Bishop and Haviland Wright, members of the Audit Committee, have been determined by the Board of Managers in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. J. Kermit Birchfield, Robert C. Bishop, and Haviland Wright are “independent” members of the Audit Committee as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a)	through 4(d) and 4(g):

The Board of Managers has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter, the “Registrant” or the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2009 and 2008, audit fees billed to the Fund by Deloitte were as follows:

	Audit Fees
	2009	2008
Fees billed by Deloitte:
Money Market Variable Account	22,512	22,512

For the fiscal years ended December 31, 2009 and 2008, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2009	2008	2009	2008	2009	2008
Fees billed by Deloitte:
To Money Market Variable Account	0	0	0	0	1,166	1,115
To MFS and MFS Related Entities of Money Market Variable Account*	1,061,841	1,256,504	0	0	59,174	223,140

	2009	2008
Aggregate fees for non-audit services:
To Money Market Variable Account, MFS and MFS Related Entities#	1,361,346	1,751,659

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Managers relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):	Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

None. The Registrant did not have any investments as of period end.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2010

*	Print name and title of each signing officer under his or her signature.